UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income Fund (EVV)

Semiannual Report

September 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2021

Eaton Vance

Limited Duration Income Fund

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Performance1,2

Portfolio Managers Catherine C. McDermott, Andrew Szczurowski, CFA, Eric A. Stein, CFA and Kelley Baccei Gerrity

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	05/30/2003	3.73%	11.92%	5.86%	6.70%
Fund at Market Price	—	9.22	28.00	7.51	7.33

Bloomberg U.S. Aggregate Bond Index	—	1.88%	–0.90%	2.94%	3.01%
Blended Index	—	1.92	5.89	4.26	4.73

% Premium/Discount to NAV[3]

					–1.93%

Distributions[4]

Total Distributions per share for the period					$0.600
Distribution Rate at NAV					8.93%
Distribution Rate at Market Price					9.10

% Total Leverage[5]

Auction Preferred Shares (APS)					9.45%
Borrowings					22.30

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Fund Profile

Asset Allocation (% of total investments)6

MBS refers to Mortgage-Backed Securities

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/ LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA B U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds with a credit quality rating of B. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 33.33% S&P/LSTA Leveraged Loan Index, 33.33% ICE BofA B U.S. High Yield Index and 33.34% ICE BofA U.S. Mortgage-Backed Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five- and ten-year periods is the impact of the 2018 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 92% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Pursuant to the Fund’s Dividend Reinvestment Plan, if the NAV per share on the distribution payment date is equal to or less than the market price per share plus estimated brokerage commissions, then new shares are issued. The number of shares shall be determined by the greater of the NAV per share or 95% of the market price. Otherwise, shares generally are purchased on the open market by the Plan’s agent.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments, and therefore should not be used as a measure of performance or confused with “yield” or “income.” Distributions in excess of Fund returns may include a return of capital which, over time, will cause the Fund’s net assets and net asset value per share to erode. When the Fund’s distributions include amounts from sources other than net investment income, shareholders are notified. The final determination of the tax characteristics of Fund distributions will occur after the end of the year, at which time that determination will be reported to shareholders.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Including the Fund’s use of leverage, Asset Allocation as a percentage of the Fund’s net assets amounted to 154.5%.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective October 11, 2021, pursuant to new Securities and Exchange Commission rules that require closed-end funds to compare their performance to a primary broad-based securities market index, the Fund adopted the Bloomberg U.S. Aggregate Bond Index as its primary benchmark.

4

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.2%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd., Series 2018-1A, Class E, 6.134%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$1,000	$984,181

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.036%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	500	491,058

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.308%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,879,986

Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 6.984%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	2,000	1,985,456

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.826%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	2,000	1,952,814

Bardot CLO, Ltd., Series 2019-2A, Class E, 7.088%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	1,850	1,850,577

Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	3,000	2,985,894

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 6.459%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	3,000	3,002,322

Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class E, 7.026%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	4,500	4,500,270

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 6.974%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	991,133

BlueMountain CLO XXV, Ltd., Series 2019-25A, Class ER, 7.376%, (3 mo. USD LIBOR + 7.25%), 7/15/36(1)(2)	2,000	1,996,824

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class E, 7.834%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	6,500	6,504,446

BlueMountain CLO, Ltd.:

Series 2016-3A, Class ER, 6.075%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	2,000	1,869,702

Series 2018-1A, Class E, 6.079%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	1,000	955,203

Canyon Capital CLO, Ltd.:

Series 2016-2A, Class ER, 6.126%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	3,350	3,168,380

Series 2019-2A, Class E, 7.276%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	1,000	1,000,323

Carlyle CLO 17, Ltd., Series C17A, Class DR, 6.129%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	1,750	1,662,411

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class DR2, 6.633%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,838,498

Series 2014-4RA, Class D, 5.776%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,250	1,126,268

Series 2015-5A, Class DR, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	955,170

Security	Principal Amount (000’s omitted)	Value

Cedar Funding X CLO, Ltd.:

Series 2019-10A, Class E, 7.134%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	$1,500	$1,500,393

Series 2019-10A, Class ER, 10/20/32(1)(3)	1,500	1,500,750

Dryden Senior Loan Fund:

Series 2015-41A, Class ER, 5.426%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	2,000	1,909,490

Series 2016-42A, Class ER, 5.676%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	1,000	968,517

FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,551	1,595,920

Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.384%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,500	1,500,270

Galaxy XIX CLO, Ltd., Series 2015-19A, Class D2R, 7.125%, (3 mo. USD LIBOR + 7.00%), 7/24/30(1)(2)	1,600	1,576,646

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.771%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	3,275	3,229,373

Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.384%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,100	1,057,566

Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	976,281

Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 5.884%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,728,704

Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.825%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	4,550	4,551,201

Madison Park Funding XVII, Ltd., Series 2015-17A, Class ER, 6.634%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,000	1,994,412

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.376%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	1,500	1,501,488

Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 6.29%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	3,500	3,499,492

Magnetite XXIV, Ltd., Series 2019-24A, Class E, 7.076%, (3 mo. USD LIBOR + 6.95%), 1/15/33(1)(2)	3,000	3,016,302

Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 6.194%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	1,500	1,490,183

Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 6.334%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,999,924

Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 6.634%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	1,000	999,959

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class E, 6.926%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	$2,250	$2,250,011

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 5.984%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,969,226

Series 2018-2A, Class D, 5.726%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	1,000	983,740

Series 2019-1A, Class D, 7.125%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	2,000	2,001,846

Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.134%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	450	445,447

Regatta XII Funding, Ltd.:

Series 2019-1A, Class E, 6.976%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	2,000	2,000,010

Series 2019-1A, Class ER, 10/15/32(1)(3)	2,000	2,000,000

Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.076%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	2,000	1,907,614

Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	963,789

Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.126%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	1,800	1,801,791

Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	6,000	6,001,668

Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 6.384%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	1,000	929,992

Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.904%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	575	545,281

Voya CLO, Ltd.:

Series 2015-3A, Class DR, 6.334%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	3,000	2,738,094

Series 2016-3A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	1,400	1,289,116

Series 2019-4A, Class E, 7.606%, (3 mo. USD LIBOR + 7.48%), 1/15/33(1)(2)	3,000	3,010,008

Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.366%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	2,000	2,003,674

Total Asset-Backed Securities (identified cost $112,457,193)		$112,139,094

Closed-End Funds — 1.7%
Security	Shares	Value

BlackRock Corporate High Yield Fund, Inc.	2,188,579	$26,700,664

Total Closed-End Funds (identified cost $26,361,519)		$26,700,664

Collateralized Mortgage Obligations — 8.6%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 24, Class J, 6.25%, 11/25/23	$62	$64,508

Series 1497, Class K, 7.00%, 4/15/23	43	44,372

Series 1529, Class Z, 7.00%, 6/15/23	90	93,382

Series 1620, Class Z, 6.00%, 11/15/23	55	57,243

Series 1677, Class Z, 7.50%, 7/15/23	42	44,105

Series 1702, Class PZ, 6.50%, 3/15/24	617	646,348

Series 2113, Class QG, 6.00%, 1/15/29	255	280,554

Series 2122, Class K, 6.00%, 2/15/29	48	52,940

Series 2130, Class K, 6.00%, 3/15/29	33	35,868

Series 2167, Class BZ, 7.00%, 6/15/29	38	42,008

Series 2182, Class ZB, 8.00%, 9/15/29	399	448,455

Series 2198, Class ZA, 8.50%, 11/15/29	415	464,072

Series 2458, Class ZB, 7.00%, 6/15/32	486	560,446

Series 3762, Class SH, 9.828%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(4)	516	645,948

Series 4097, Class PE, 3.00%, 11/15/40	62	62,219

Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,434,812

Series 4273, Class SP, 11.771%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(4)	503	709,929

Series 4452, Class ZJ, 3.00%, 11/15/44	3,281	3,286,590

Series 4594, Class FM, 1.086%, (1 mo. USD LIBOR + 1.00%), 6/15/46(2)	29	28,582

Series 4608, Class TV, 3.50%, 1/15/55	2,802	2,812,849

Series 4637, Class CU, 3.00%, 8/15/44	430	430,757

Series 4637, Class QF, 1.086%, (1 mo. USD LIBOR + 1.00%), 4/15/44(2)	513	509,956

Series 4678, Class PC, 3.00%, 1/15/46	4,536	4,685,365

Series 5028, Class TZ, 2.00%, 10/25/50	3,477	3,414,326

Series 5035, Class AZ, 2.00%, 11/25/50	12,485	12,275,634

Series 5083, Class SK, 3.80%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(4)	2,753	2,726,675

Series 5096, Class QZ, 3.00%, 4/25/51	139	138,841

Interest Only:(5)

Series 284, Class S6, 6.016%, (6.10% - 1 mo. USD LIBOR), 10/15/42(4)	1,666	336,245

Series 362, Class C7, 3.50%, 9/15/47	6,914	804,816

Series 362, Class C11, 4.00%, 12/15/47	6,809	846,846

Series 4067, Class JI, 3.50%, 6/15/27	1,391	100,628

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 4070, Class S, 6.016%, (6.10% - 1 mo. USD LIBOR), 6/15/32(4)	$3,664	$567,530

Series 4088, Class EI, 3.50%, 9/15/41	1,068	10,294

Series 4094, Class CS, 5.916%, (6.00% - 1 mo. USD LIBOR), 8/15/42(4)	1,134	244,385

Series 4095, Class HS, 6.016%, (6.10% - 1 mo. USD LIBOR), 7/15/32(4)	943	137,513

Series 4109, Class ES, 6.066%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	83	19,417

Series 4110, Class SA, 5.566%, (5.65% - 1 mo. USD LIBOR), 9/15/42(4)	2,952	546,658

Series 4149, Class S, 6.166%, (6.25% - 1 mo. USD LIBOR), 1/15/33(4)	1,958	390,598

Series 4188, Class AI, 3.50%, 4/15/28	1,082	69,336

Series 4203, Class QS, 6.166%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	3,262	504,243

Series 4408, Class IP, 3.50%, 4/15/44	2,187	158,383

Series 4435, Class BI, 3.50%, 7/15/44	5,116	548,422

Series 4629, Class QI, 3.50%, 11/15/46	2,375	261,408

Series 4644, Class TI, 3.50%, 1/15/45	2,443	192,902

Series 4653, Class PI, 3.50%, 7/15/44	273	1,291

Series 4667, Class PI, 3.50%, 5/15/42	1,723	23,031

Series 4676, Class DI, 4.00%, 7/15/44	1,408	9,525

Series 4744, Class IO, 4.00%, 11/15/47	3,497	464,623

Series 4749, Class IL, 4.00%, 12/15/47	1,534	204,321

Series 4767, Class IM, 4.00%, 5/15/45	964	9,471

Series 4793, Class SD, 6.116%, (6.20% - 1 mo. USD LIBOR), 6/15/48(4)	7,706	1,043,863

Series 4966, Class SY, 5.964%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	17,658	2,958,938

Principal Only:(6)

Series 242, Class PO, 0.00%, 11/15/36	2,710	2,484,952

Series 259, Class PO, 0.00%, 4/15/39	1,673	1,536,304

Series 3606, Class PO, 0.00%, 12/15/39	1,816	1,620,822

Series 4417, Class KO, 0.00%, 12/15/43	248	211,624

Series 4478, Class PO, 0.00%, 5/15/45	922	834,614

Series 4754, Class JO, 0.00%, 4/15/44	96	96,018

		$54,235,805

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 3.836%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$3,822	$3,865,483

		$3,865,483

Federal National Mortgage Association:

Series G92-46, Class Z, 7.00%, 8/25/22	$6	$6,341

Series G92-60, Class Z, 7.00%, 10/25/22	9	9,258

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series G93-35, Class ZQ, 6.50%, 11/25/23	$709	$740,734

Series G93-40, Class H, 6.40%, 12/25/23	148	155,166

Series 1992-77, Class ZA, 8.00%, 5/25/22	12	12,677

Series 1992-103, Class Z, 7.50%, 6/25/22	1	1,519

Series 1992-113, Class Z, 7.50%, 7/25/22	5	5,552

Series 1992-185, Class ZB, 7.00%, 10/25/22	9	9,139

Series 1993-16, Class Z, 7.50%, 2/25/23	28	29,473

Series 1993-22, Class PM, 7.40%, 2/25/23	23	24,004

Series 1993-25, Class J, 7.50%, 3/25/23	37	38,776

Series 1993-30, Class PZ, 7.50%, 3/25/23	67	69,571

Series 1993-42, Class ZQ, 6.75%, 4/25/23	91	93,967

Series 1993-56, Class PZ, 7.00%, 5/25/23	17	17,643

Series 1993-156, Class ZB, 7.00%, 9/25/23	21	22,129

Series 1994-45, Class Z, 6.50%, 2/25/24	153	159,895

Series 1994-89, Class ZQ, 8.00%, 7/25/24	153	164,058

Series 1996-57, Class Z, 7.00%, 12/25/26	199	216,145

Series 1997-77, Class Z, 7.00%, 11/18/27	109	121,912

Series 1998-44, Class ZA, 6.50%, 7/20/28	113	126,646

Series 1999-45, Class ZG, 6.50%, 9/25/29	33	37,429

Series 2000-22, Class PN, 6.00%, 7/25/30	404	446,930

Series 2002-1, Class G, 7.00%, 7/25/23	24	25,087

Series 2002-21, Class PE, 6.50%, 4/25/32	295	340,251

Series 2005-75, Class CS, 23.856%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(4)	749	1,274,778

Series 2007-74, Class AC, 5.00%, 8/25/37	3,114	3,452,729

Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	328	361,027

Series 2011-109, Class PE, 3.00%, 8/25/41	969	983,220

Series 2012-134, Class ZT, 2.00%, 12/25/42	1,759	1,692,370

Series 2013-6, Class TA, 1.50%, 1/25/43	2,193	2,205,368

Series 2013-52, Class MD, 1.25%, 6/25/43	2,140	2,116,097

Series 2013-67, Class NF, 1.086%, (1 mo. USD LIBOR + 1.00%), 7/25/43(2)	1,271	1,289,229

Series 2014-64, Class PA, 3.00%, 3/25/44	619	626,782

Series 2017-15, Class LE, 3.00%, 6/25/46	1,841	1,867,510

Series 2017-48, Class LG, 2.75%, 5/25/47	2,715	2,790,426

Series 2018-18, Class QD, 4.50%, 5/25/45	3,383	3,407,841

Interest Only:(5)

Series 2011-101, Class IC, 3.50%, 10/25/26	3,472	192,960

Series 2011-101, Class IE, 3.50%, 10/25/26	1,111	59,087

Series 2012-33, Class CI, 3.50%, 3/25/27	2,209	125,349

Series 2012-94, Class KS, 6.564%, (6.65% - 1 mo. USD LIBOR), 5/25/38(4)	933	21,267

Series 2012-97, Class PS, 6.064%, (6.15% - 1 mo. USD LIBOR), 3/25/41(4)	565	6,024

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 2012-118, Class IN, 3.50%, 11/25/42	$4,354	$681,851

Series 2012-124, Class IO, 1.403%, 11/25/42(7)	2,315	126,387

Series 2012-125, Class IG, 3.50%, 11/25/42	13,910	2,436,387

Series 2012-150, Class SK, 6.064%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	2,735	508,750

Series 2013-12, Class SP, 5.564%, (5.65% - 1 mo. USD LIBOR), 11/25/41(4)	636	50,657

Series 2013-15, Class DS, 6.114%, (6.20% - 1 mo. USD LIBOR), 3/25/33(4)	5,939	987,054

Series 2013-16, Class SY, 6.064%, (6.15% - 1 mo. USD LIBOR), 3/25/43(4)	1,310	258,136

Series 2013-54, Class HS, 6.214%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	659	27,332

Series 2013-64, Class PS, 6.164%, (6.25% - 1 mo. USD LIBOR), 4/25/43(4)	1,831	274,544

Series 2013-75, Class SC, 6.164%, (6.25% - 1 mo. USD LIBOR), 7/25/42(4)	3,131	272,314

Series 2014-32, Class EI, 4.00%, 6/25/44	555	67,885

Series 2014-55, Class IN, 3.50%, 7/25/44	1,190	223,871

Series 2014-89, Class IO, 3.50%, 1/25/45	1,434	220,271

Series 2015-17, Class SA, 6.114%, (6.20% - 1 mo. USD LIBOR), 11/25/43(4)	335	3,357

Series 2015-52, Class MI, 3.50%, 7/25/45	1,420	240,773

Series 2017-46, Class NI, 3.00%, 8/25/42	854	2,950

Series 2018-21, Class IO, 3.00%, 4/25/48	6,074	669,244

Series 2019-1, Class AS, 5.914%, (6.00% - 1 mo. USD LIBOR), 2/25/49(4)	9,632	1,196,205

Series 2019-33, Class SK, 5.964%, (6.05% - 1 mo. USD LIBOR), 7/25/49(4)	8,409	926,006

Series 2020-23, Class SP, 5.964%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	5,795	960,318

Principal Only:(6)

Series 379, Class 1, 0.00%, 5/25/37	1,699	1,541,946

Series 2006-8, Class WQ, 0.00%, 3/25/36	2,752	2,420,780

		$39,443,384

Government National Mortgage Association:

Series 2011-156, Class GA, 2.00%, 12/16/41	$34	$33,176

Series 2017-121, Class DF, 0.587%, (1 mo. USD LIBOR + 0.50%), 8/20/47(2)	5,426	5,504,257

Series 2017-137, Class AF, 0.587%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	2,942	2,981,492

Series 2018-6, Class JZ, 4.00%, 1/20/48	4,805	6,101,847

Series 2021-160, Class NZ, 3.00%, 9/20/51	10,000	9,965,835

Series 2021-165, Class MZ, 2.50%, 9/20/51	10,000	9,846,130

Interest Only:(5)

Series 2017-104, Class SD, 6.113%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	3,847	638,725

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 2020-154, Class PI, 2.50%, 10/20/50	$15,964	$1,155,455

Series 2020-176, Class HI, 2.50%, 11/20/50	18,917	1,467,651

		$37,694,568

Total Collateralized Mortgage Obligations (identified cost $171,119,614)		$135,239,240

Commercial Mortgage-Backed Securities — 5.1%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:

Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(7)	$795	$766,323

Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(7)	3,205	2,746,929

CFCRE Commercial Mortgage Trust:

Series 2016-C3, Class D, 3.052%, 1/10/48(1)(7)	3,500	2,731,816

Series 2016-C7, Class D, 4.555%, 12/10/54(1)(7)	1,675	1,523,826

CGMS Commercial Mortgage Trust:

Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	953,899

Series 2017-MDRB, Class C, 2.584%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	5,000	4,919,333

COMM Mortgage Trust:

Series 2013-CR11, Class D, 5.285%, 8/10/50(1)(7)	7,400	7,365,753

Series 2015-CR22, Class D, 4.244%, 3/10/48(1)(7)	4,100	4,148,095

Credit Suisse Mortgage Trust:

Series 2016-NXSR, Class C, 4.354%,12/15/49(7)	2,770	2,481,862

Series 2016-NXSR, Class D, 4.354%, 12/15/49(1)(7)	3,000	2,454,264

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:

Series 2019-01, Class M7, 1.786%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	158	158,188

Series 2019-01, Class M10, 3.336%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	120	121,384

Series 2020-01, Class M10, 3.836%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,000	2,079,935

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.553%, 9/15/47(1)(7)	5,276	4,099,627

Series 2014-C25, Class D, 3.941%, 11/15/47(1)(7)	4,400	3,556,870

Series 2015-C29, Class D, 3.838%, 5/15/48(7)	2,000	1,657,081

JPMorgan Chase Commercial Mortgage Securities Trust:

Series 2011-C5, Class D, 5.752%, 8/15/46(1)(7)	2,983	2,963,282

Series 2013-C13, Class D, 4.077%, 1/15/46(1)(7)	3,000	3,060,200

Series 2013-C16, Class D, 5.189%, 12/15/46(1)(7)	3,500	3,611,420

Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	791,700

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Morgan Stanley Bank of America Merrill Lynch Trust:

Series 2015-C23, Class D, 4.282%, 7/15/50(1)(7)(8)	$2,000	$2,022,066

Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	3,577	3,132,772

Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	1,600	1,329,998

Morgan Stanley Capital I Trust:

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	4,489	2,596,166

Series 2017-CLS, Class A, 0.784%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(8)	2,000	2,000,634

Series 2019-BPR, Class C, 3.134%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(8)	1,845	1,663,714

UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 5.734%, 5/10/45(1)(7)	3,000	2,858,542

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.448%, 4/10/46(1)(7)	4,437	3,911,198

Wells Fargo Commercial Mortgage Trust:

Series 2013-LC12, Class D, 4.443%, 7/15/46(1)(7)	3,000	1,557,345

Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,301,434

Series 2015-LC22, Class C, 4.709%, 9/15/58(7)	1,250	1,323,066

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,587,841

Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	1,149,420

Total Commercial Mortgage-Backed Securities (identified cost $82,782,139)		$79,625,983

U.S. Government Agency Mortgage-Backed Securities — 24.8%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

3.00%, with maturity at 2050	$4,667	$4,935,738

4.50%, with maturity at 2048	333	356,444

5.50%, with maturity at 2032	338	380,340

6.50%, with various maturities to 2036	2,467	2,813,572

7.00%, with various maturities to 2036	2,214	2,546,237

7.13%, with maturity at 2023	7	7,747

7.50%, with various maturities to 2035	1,380	1,527,796

8.00%, with various maturities to 2030	283	290,658

8.50%, with maturity at 2022	19	19,954

9.00%, with various maturities to 2031	24	26,852

		$12,905,338

Federal National Mortgage Association:

1.77%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(9)	$610	$634,508

2.357%, (1 yr. CMT + 2.265%), with maturity at 2036(9)	3,789	3,988,833

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

2.50%, 30-Year, TBA(10)	$164,683	$169,102,744

2.526%, (COF + 1.25%), with maturity at 2036(9)	548	567,337

4.50%, with maturity at 2042	4,285	4,782,054

5.00%, with various maturities to 2040	4,263	4,789,216

5.50%, with various maturities to 2033	475	541,272

6.00%, with various maturities to 2029	566	600,575

6.329%, (COF + 2.00%, Floor 6.329%), with maturity at 2032(9)	908	1,013,284

6.50%, with various maturities to 2036	10,190	11,630,443

6.75%, with maturity at 2023	12	12,343

7.00%, with various maturities to 2037	2,498	2,857,810

7.50%, with various maturities to 2035	1,145	1,326,635

7.891%, with maturity at 2027(7)	90	97,327

8.00%, with various maturities to 2027	136	145,825

8.203%, with maturity at 2028(7)	19	21,325

8.23%, with maturity at 2024(7)	3	2,687

8.275%, with maturity at 2029(7)	23	24,664

8.29%, with maturity at 2027(7)	37	40,084

8.50%, with various maturities to 2037	324	367,384

9.00%, with maturity at 2032	325	359,539

9.50%, with various maturities to 2030	72	80,245

		$202,986,134

Government National Mortgage Association:

2.50%, with various maturities to 2051	$93,459	$96,630,889

3.00%, 30-Year, TBA(10)	20,000	20,827,575

3.00%, with various maturities to 2051	44,456	46,612,231

4.00%, with maturity at 2049	719	768,932

4.50%, with maturity at 2047	1,413	1,592,338

6.00%, with maturity at 2024	119	123,279

6.50%, with maturity at 2024	684	715,735

7.00%, with maturity at 2026	95	103,983

7.50%, with various maturities to 2032	1,492	1,647,721

8.00%, with various maturities to 2034	1,410	1,582,969

9.00%, with various maturities to 2025	147	160,012

		$170,765,664

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $385,280,890)		$386,657,136

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.0%(11)

IAP Global Services, LLC(12)(13)(14)	31	$151,876

		$151,876

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Automotive — 0.0%(11)

Dayco Products, LLC(12)(13)	27,250	$204,375

		$204,375

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc.(12)(13)	166,175	$740,858

		$740,858

Electronics / Electrical — 0.1%

Skillsoft Corp.(12)(13)(14)(15)	143,062	$1,660,979

		$1,660,979

Health Care — 0.0%(11)

Akorn Holding Company, LLC, Class A(12)(13)	42,374	$497,895

		$497,895

Nonferrous Metals / Minerals — 0.0%(11)

ACNR Holdings, Inc., Class A(12)(13)	3,818	$148,425

		$148,425

Oil and Gas — 0.1%

AFG Holdings, Inc.(12)(13)(14)	29,751	$232,058

Extraction Oil & Gas, Inc.(12)	2,089	117,924

McDermott International, Ltd.(12)(13)	93,940	44,621

Nine Point Energy Holdings, Inc.(12)(14)(15)	29,787	0

QuarterNorth Energy, Inc.(12)(13)	13,232	1,392,668

RDV Resources, Inc., Class A(12)(13)	27,724	4,852

Sunrise Oil & Gas, Inc., Class A(12)(13)	15,647	46,941

		$1,839,064

Publishing — 0.0%(11)

Tweddle Group, Inc.(12)(13)(14)	5,433	$70,031

		$70,031

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(12)(13)	74,443	$201,741

Cumulus Media, Inc., Class A(12)(13)	50,522	618,894

iHeartMedia, Inc., Class A(12)(13)	31,657	792,058

		$1,612,693

Retailers (Except Food and Drug) — 0.0%(11)

David’s Bridal, LLC(12)(13)(14)	40,851	$0

Phillips Pet Holding Corp.(12)(13)(14)	582	225,882

		$225,882

Security	Shares	Value

Surface Transport — 0.2%

Hertz Global Holdings, Inc. (non-registered)(12)(16)	194,852	$2,754,720

		$2,754,720

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(12)(13)(14)	37,259	$804,049

		$804,049

Utilities — 0.0%(11)

Longview Intermediate Holdings, LLC, Class A(12)(13)(14)	10,730	$85,411

		$85,411

Total Common Stocks (identified cost $12,869,410)		$10,796,258

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Semiconductors & Semiconductor Equipment — 0.1%

ams AG, 0.875%, 9/28/22(17)	$1,000	$981,670

Total Convertible Bonds (identified cost $968,453)		$981,670

Convertible Preferred Stocks — 0.2%
Security	Shares	Value

Containers and Glass Products — 0.2%

LG Newco Holdco, Inc., Series A, 13.00%(12)(13)	25,199	$2,595,546

		$2,595,546

Oil and Gas — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%(12)(14)(15)	555	$0

		$0

Total Convertible Preferred Stocks (identified cost $1,877,973)		$2,595,546

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 49.7%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.0%

Bombardier, Inc.:

7.125%, 6/15/26(1)		736	$773,720

7.50%, 12/1/24(1)		329	342,571

7.875%, 4/15/27(1)		1,612	1,673,216

Hexcel Corp., 4.20%, 2/15/27		626	684,401

Howmet Aerospace, Inc., 6.875%, 5/1/25		36	42,166

Moog, Inc., 4.25%, 12/15/27(1)		955	982,456

Rolls-Royce PLC:

5.75%, 10/15/27(1)		2,954	3,267,862

5.75%, 10/15/27(17)	GBP	300	450,285

TransDigm UK Holdings PLC, 6.875%, 5/15/26		725	763,063

TransDigm, Inc.:

5.50%, 11/15/27		2,052	2,111,118

6.25%, 3/15/26(1)		2,408	2,513,350

6.375%, 6/15/26		100	103,291

7.50%, 3/15/27		1,862	1,952,772

			$15,660,271

Agriculture — 0.0%(11)

Tereos Finance Groupe I S.A., 4.125%, 6/16/23(17)	EUR	100	$118,214

			$118,214

Air Transport — 0.9%

Air Canada:

3.875%, 8/15/26(1)		2,039	$2,060,002

4.625%, 8/15/29(1)	CAD	717	567,498

Air France-KLM:

1.875%, 1/16/25(17)	EUR	100	110,378

3.875%, 7/1/26(17)	EUR	100	115,254

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)		3,023	3,181,707

5.75%, 4/20/29(1)		1,952	2,105,720

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		1,016	1,133,468

Deutsche Lufthansa AG:

3.00%, 5/29/26(17)	EUR	100	119,619

3.50%, 7/14/29(17)	EUR	100	119,875

Gatwick Airport Finance PLC, 4.375%, 4/7/26(17)	GBP	100	137,039

Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		2,418	2,632,501

United Airlines, Inc.:

4.375%, 4/15/26(1)		835	857,962

Security		Principal Amount* (000’s omitted)	Value

Air Transport (continued)

United Airlines, Inc.: (continued)

4.625%, 4/15/29(1)		1,276	$1,320,277

			$14,461,300

Automotive — 1.8%

Adient Global Holdings, Ltd., 3.50%, 8/15/24(17)	EUR	150	$175,481

Adler Pelzer Holding GmbH, 4.125%, 4/1/24(17)	EUR	200	220,094

Clarios Global, L.P.:

4.375%, 5/15/26(17)	EUR	300	360,050

6.25%, 5/15/26(1)		1,504	1,582,057

6.75%, 5/15/25(1)		432	456,300

8.50%, 5/15/27(1)		1,713	1,824,345

Cummins, Inc., 1.50%, 9/1/30		1,000	956,821

Faurecia S.E., 3.75%, 6/15/28(17)	EUR	260	313,880

Ford Motor Co.:

4.75%, 1/15/43		274	287,530

7.45%, 7/16/31		1,449	1,892,539

8.50%, 4/21/23		1,828	2,012,975

9.00%, 4/22/25		2,833	3,410,309

9.625%, 4/22/30		1,184	1,677,402

Frigoglass Finance B.V., 6.875%, 2/12/25(17)	EUR	300	309,593

General Motors Co., 5.00%, 4/1/35		495	585,283

GKN Holdings, Ltd., 4.625%, 5/12/32(17)	GBP	120	174,241

Goodyear Tire & Rubber Co. (The):

5.00%, 7/15/29(1)		2,056	2,184,500

5.25%, 7/15/31(1)		1,657	1,766,776

IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(18)		200	218,623

Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(17)	EUR	100	129,319

Lithia Motors, Inc.:

3.875%, 6/1/29(1)		651	676,526

4.375%, 1/15/31(1)		1,171	1,251,506

4.625%, 12/15/27(1)		514	541,915

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,511	1,569,680

Renault S.A.:

1.25%, 6/24/25(17)	EUR	300	344,702

2.375%, 5/25/26(17)	EUR	100	117,285

Schaeffler AG, 3.375%, 10/12/28(17)	EUR	100	129,883

TI Automotive Finance PLC, 3.75%, 4/15/29(17)	EUR	212	248,738

Tupy Overseas S.A., 4.50%, 2/16/31(1)		500	486,025

Volkswagen International Finance N.V., 3.875% to 6/17/29(17)(19)(20)	EUR	200	257,399

Wheel Pros, Inc., 6.50%, 5/15/29(1)		1,305	1,264,225

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Automotive (continued)

ZF North America Capital, Inc.:

4.50%, 4/29/22(1)		392	$397,880

4.75%, 4/29/25(1)		200	216,388

			$28,040,270

Banks and Thrifts — 1.0%

Banco do Brasil S.A., 3.25%, 9/30/26(1)		1,000	$1,000,750

Banco Mercantil del Norte S.A./Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(19)		1,160	1,252,452

BankUnited, Inc., 5.125%, 6/11/30		511	590,926

BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(19)		1,100	1,148,285

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(19)		1,500	1,591,685

Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(19)		1,086	1,086,574

Deutsche Bank AG, 7.125% to 4/30/26(17)(19)(20)	GBP	500	738,051

First Midwest Bancorp, Inc., 5.875%, 9/29/26		1,000	1,153,694

Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(19)		1,280	1,399,592

Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(19)		500	524,047

Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(19)		1,500	1,561,454

Wells Fargo & Co., 3.584% to 5/22/27, 5/22/28(19)		2,000	2,191,121

Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(19)		1,033	1,012,230

			$15,250,861

Beverage and Tobacco — 0.2%

Altria Group, Inc., 3.875%, 9/16/46		650	$634,074

Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30		1,500	1,643,934

BAT Capital Corp., 4.54%, 8/15/47		650	674,440

Vector Group, Ltd., 5.75%, 2/1/29(1)		500	500,745

			$3,453,193

Brokerage / Securities Dealers / Investment Houses — 0.2%

Alliance Data Systems Corp., 4.75%, 12/15/24(1)		1,071	$1,098,319

Intrum AB, 3.50%, 7/15/26(17)	EUR	200	237,194

Macquarie Bank, Ltd., 3.052% to 3/3/31, 3/3/36(1)(19)		1,017	1,007,804

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)		688	795,142

			$3,138,459

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 1.8%

Boise Cascade Co., 4.875%, 7/1/30(1)		707	$756,013

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:

4.50%, 4/1/27(1)		1,916	1,899,235

5.75%, 5/15/26(1)		1,592	1,655,680

Builders FirstSource, Inc.:

4.25%, 2/1/32(1)		1,546	1,582,717

5.00%, 3/1/30(1)		2,150	2,293,792

6.75%, 6/1/27(1)		762	808,672

CyrusOne, L.P./CyrusOne Finance Corp., 3.45%, 11/15/29		562	586,026

Empire Communities Corp., 7.00%, 12/15/25(1)		1,541	1,612,271

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		1,396	1,419,865

HT Troplast GmbH, 9.25%, 7/15/25(17)	EUR	315	400,752

James Hardie International Finance DAC, 3.625%, 10/1/26(17)	EUR	200	236,335

Masonite International Corp., 5.375%, 2/1/28(1)		570	600,923

MDC Holdings, Inc., 2.50%, 1/15/31		837	816,761

Miller Homes Group Holdings PLC, 5.50%, 10/15/24(17)	GBP	100	136,697

Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,236	1,262,265

PCF GmbH, 4.75%, 4/15/26(17)	EUR	225	269,876

PGT Innovations, Inc., 4.375%, 10/1/29(1)		1,284	1,295,241

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		3,099	3,285,079

SRS Distribution, Inc., 6.125%, 7/1/29(1)		1,195	1,232,356

Standard Industries, Inc.:

2.25%, 11/21/26(17)	EUR	400	458,102

4.375%, 7/15/30(1)		1,146	1,170,352

5.00%, 2/15/27(1)		457	471,853

Taylor Morrison Communities, Inc.:

5.75%, 1/15/28(1)		1,062	1,184,395

5.875%, 6/15/27(1)		808	922,130

Tri Pointe Homes, Inc., 5.70%, 6/15/28		66	71,858

Victoria PLC, 3.625%, 8/24/26(17)	EUR	385	457,117

White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(18)		691	714,667

			$27,601,030

Business Equipment and Services — 1.2%

Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,830	$1,849,661

Allied Universal Holdco, LLC:

4.625%, 6/1/28(1)		1,941	1,939,199

4.875%, 6/1/28(17)	GBP	100	132,901

6.00%, 6/1/29(1)		1,212	1,197,601

6.625%, 7/15/26(1)		2,534	2,682,315

9.75%, 7/15/27(1)		1,148	1,250,430

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:

7.125%, 7/31/26(1)		2,576	$2,644,612

7.125%, 7/31/26(17)		350	359,322

Iron Mountain, Inc.:

4.50%, 2/15/31(1)		750	761,663

5.00%, 7/15/28(1)		94	98,094

Sabre GLBL, Inc., 9.25%, 4/15/25(1)		483	558,850

Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 7/30/26(17)	EUR	264	315,183

Terminix Co., LLC (The), 7.45%, 8/15/27		4,075	4,948,008

			$18,737,839

Cable and Satellite Television — 2.4%

Altice France S.A.:

3.375%, 1/15/28(17)	EUR	100	$111,742

5.125%, 7/15/29(1)		767	753,075

5.50%, 1/15/28(1)		841	856,365

5.50%, 10/15/29(1)(3)		755	748,331

7.375%, 5/1/26(1)		648	673,175

8.125%, 2/1/27(1)		4,904	5,282,834

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.25%, 2/1/31(1)		1,739	1,771,345

4.50%, 8/15/30(1)		1,640	1,694,071

4.50%, 5/1/32		771	795,094

4.75%, 3/1/30(1)		1,789	1,872,591

5.00%, 2/1/28(1)		1,755	1,834,238

5.375%, 6/1/29(1)		595	643,344

Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50		975	1,096,109

Comcast Corp., 1.95%, 1/15/31		1,000	982,164

CSC Holdings, LLC:

3.375%, 2/15/31(1)		912	849,300

5.25%, 6/1/24		355	380,730

5.75%, 1/15/30(1)		4,904	4,993,032

5.875%, 9/15/22		1,085	1,123,653

6.50%, 2/1/29(1)		543	588,721

6.75%, 11/15/21		2,780	2,790,425

7.50%, 4/1/28(1)		619	669,775

UPC Holding B.V., 5.50%, 1/15/28(1)		593	621,449

UPCB Finance VII, Ltd., 3.625%, 6/15/29(17)	EUR	300	357,496

Virgin Media Finance PLC:

3.75%, 7/15/30(17)	EUR	300	352,785

5.00%, 7/15/30(1)		946	971,353

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media Secured Finance PLC, 5.00%, 4/15/27(17)	GBP	100	$139,817

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(17)	GBP	200	275,313

Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		425	439,544

Ziggo B.V.:

4.875%, 1/15/30(1)		843	870,397

5.50%, 1/15/27(1)		1,605	1,661,175

Ziggo Bond Co., B.V.:

3.375%, 2/28/30(17)	EUR	230	266,420

6.00%, 1/15/27(1)		745	771,407

			$37,237,270

Capital Goods — 0.2%

BWX Technologies, Inc.:

4.125%, 6/30/28(1)		948	$974,070

4.125%, 4/15/29(1)		733	751,325

Valmont Industries, Inc., 5.25%, 10/1/54		610	763,584

			$2,488,979

Chemicals and Plastics — 0.8%

Alpek SAB de CV, 4.25%, 9/18/29(1)		610	$654,622

Ashland Services B.V., 2.00%, 1/30/28(17)	EUR	100	119,955

Chemours Co. (The), 4.625%, 11/15/29(1)		1,115	1,090,247

Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		545	548,406

Herens Midco S.a.r.l., 5.25%, 5/15/29(17)	EUR	216	243,479

INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(17)	EUR	154	180,357

NOVA Chemicals Corp., 4.25%, 5/15/29(1)		1,242	1,243,553

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		1,800	1,849,500

SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)		931	894,942

SGL Carbon SE, 3.00%, 9/20/23(17)	EUR	400	471,402

SPCM S.A., 2.625%, 2/1/29(17)	EUR	150	178,527

Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(1)		577	584,934

Valvoline, Inc.:

3.625%, 6/15/31(1)		802	792,978

4.25%, 2/15/30(1)		790	820,060

Westlake Chemical Corp., 5.00%, 8/15/46		710	878,284

WR Grace Holdings, LLC:

4.875%, 6/15/27(1)		1,472	1,516,160

5.625%, 8/15/29(1)		604	623,636

			$12,691,042

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.1%

PrestigeBidCo GmbH, 6.25%, 12/15/23(17)	EUR	365	$428,057

William Carter Co. (The):

5.50%, 5/15/25(1)		331	348,196

5.625%, 3/15/27(1)		811	841,737

			$1,617,990

Commercial Services — 0.8%

Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(17)(19)(20)	EUR	300	$357,226

AMN Healthcare, Inc.:

4.00%, 4/15/29(1)		1,029	1,061,763

4.625%, 10/1/27(1)		458	475,748

Autostrade per l’Italia SpA:

1.75%, 2/1/27(17)	EUR	200	239,900

2.00%, 12/4/28(17)	EUR	600	730,864

6.25%, 6/9/22	GBP	250	348,656

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:

5.375%, 3/1/29(1)		792	838,122

5.75%, 7/15/27(1)		1,215	1,268,564

Block Financial, LLC, 3.875%, 8/15/30		988	1,075,174

EC Finance PLC, 3.00%, 10/15/26(3)(17)	EUR	102	119,073

HealthEquity, Inc., 4.50%, 10/1/29(1)(3)		822	835,358

Korn Ferry, 4.625%, 12/15/27(1)		355	368,756

Loxam S.A.S., 3.25%, 1/14/25(17)	EUR	200	234,141

MoneyGram International, Inc., 5.375%, 8/1/26(1)		918	932,918

Mooney Group SpA, 3.875%, (3 mo. EURIBOR + 3.875%), 12/17/26(2)(17)	EUR	110	127,833

NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,282	1,331,293

Nexi SpA, 1.75%, 10/31/24(17)	EUR	200	237,317

Verisure Midholding AB, 5.25%, 2/15/29(17)	EUR	175	208,419

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,240	1,296,389

			$12,087,514

Computers — 0.5%

Booz Allen Hamilton, Inc.:

3.875%, 9/1/28(1)		1,341	$1,376,362

4.00%, 7/1/29(1)		717	735,821

International Business Machines Corp., 2.95%, 5/15/50		500	493,490

Presidio Holdings, Inc., 8.25%, 2/1/28(1)		2,368	2,552,278

Seagate HDD Cayman:

3.125%, 7/15/29(1)		865	837,623

5.75%, 12/1/34		995	1,165,394

			$7,160,968

Security		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.1%

Spectrum Brands, Inc.:

5.00%, 10/1/29(1)		406	$437,345

5.50%, 7/15/30(1)		691	766,146

			$1,203,491

Consumer Products — 0.0%(11)

Central Garden & Pet Co., 5.125%, 2/1/28		285	$301,198

			$301,198

Containers and Glass Products — 0.2%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:

2.125%, 8/15/26(17)	EUR	200	$232,028

5.25%, 8/15/27(1)		1,661	1,693,182

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	708,523

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	773,887

			$3,407,620

Cosmetics / Toiletries — 0.1%

Edgewell Personal Care Co., 5.50%, 6/1/28(1)		1,067	$1,128,224

Natura Cosmeticos S.A., 4.125%, 5/3/28(1)		843	854,381

			$1,982,605

Distribution & Wholesale — 0.4%

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		2,993	$2,981,776

Parts Europe S.A.:

4.00%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(17)	EUR	128	149,546

6.50%, 7/16/25(17)	EUR	100	121,054

Performance Food Group, Inc.:

4.25%, 8/1/29(1)		2,429	2,438,133

5.50%, 10/15/27(1)		935	980,170

			$6,670,679

Diversified Financial Services — 1.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25		459	$532,407

Affiliated Managers Group, Inc., 3.30%, 6/15/30		849	909,121

American AgCredit Corp., 5.25% to 6/15/26(1)(19)(20)		410	418,200

Arrow Global Finance PLC, 2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(2)(17)	EUR	100	115,965

BrightSphere Investment Group, Inc., 4.80%, 7/27/26		2,195	2,380,874

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)

CI Financial Corp., 3.20%, 12/17/30		1,000	$1,038,880

Coinbase Global, Inc.:

3.375%, 10/1/28(1)		1,344	1,293,036

3.625%, 10/1/31(1)		1,120	1,066,100

Discover Bank, 4.682% to 8/9/23, 8/9/28(19)		1,750	1,862,217

Enact Holdings, Inc., 6.50%, 8/15/25(1)		750	819,765

Encore Capital Group, Inc.:

4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(17)	EUR	600	711,619

5.375%, 2/15/26(17)	GBP	100	141,789

Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		1,275	1,311,847

Lincoln Financing S.a.r.l., 3.625%, 4/1/24(17)	EUR	245	286,655

Louvre Bidco S.A.S., 6.50%, 9/30/24(17)	EUR	400	479,499

PRA Group, Inc.:

5.00%, 10/1/29(1)		901	903,253

7.375%, 9/1/25(1)		1,566	1,677,577

ProGroup AG, 3.00%, 3/31/26(17)	EUR	300	352,318

Stifel Financial Corp., 4.00%, 5/15/30		769	858,033

UniCredit SpA:

5.861% to 6/19/27, 6/19/32(1)(19)		715	795,758

7.296% to 4/2/29, 4/2/34(1)(19)		500	606,582

Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)		620	591,840

Vivion Investments S.a.r.l.:

3.00%, 8/8/24(17)	EUR	3,400	3,851,548

3.50%, 11/1/25(17)	EUR	100	115,120

			$23,120,003

Drugs — 1.1%

AdaptHealth, LLC:

4.625%, 8/1/29(1)		405	$405,202

5.125%, 3/1/30(1)		539	540,019

6.125%, 8/1/28(1)		685	729,001

Bausch Health Americas, Inc.:

8.50%, 1/31/27(1)		3,076	3,280,400

9.25%, 4/1/26(1)		670	716,381

Bausch Health Companies, Inc.:

5.25%, 1/30/30(1)		431	402,563

5.25%, 2/15/31(1)		431	396,975

5.50%, 11/1/25(1)		955	970,519

5.75%, 8/15/27(1)		412	432,085

6.25%, 2/15/29(1)		473	468,714

7.00%, 1/15/28(1)		2,092	2,146,559

7.25%, 5/30/29(1)		544	558,269

9.00%, 12/15/25(1)		2,340	2,472,736

Security		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		1,326	$1,327,797

Hikma Finance USA, LLC, 3.25%, 7/9/25(17)		1,250	1,305,834

Jazz Securities DAC, 4.375%, 1/15/29(1)		1,371	1,422,481

			$17,575,535

Ecological Services and Equipment — 0.4%

Clean Harbors, Inc.:

4.875%, 7/15/27(1)		551	$572,351

5.125%, 7/15/29(1)		332	364,637

Covanta Holding Corp., 5.875%, 7/1/25		860	889,025

GFL Environmental, Inc.:

3.50%, 9/1/28(1)		1,499	1,510,243

3.75%, 8/1/25(1)		776	799,280

4.75%, 6/15/29(1)		2,095	2,155,231

Paprec Holding S.A., 3.50%, 7/1/28(17)	EUR	129	151,747

			$6,442,514

Electric Utilities — 0.8%

Consolidated Edison Co. of New York, Inc., 4.125%, 5/15/49		400	$464,541

ContourGlobal Power Holdings S.A., 4.125%, 8/1/25(17)	EUR	200	236,554

Drax Finco PLC, 6.625%, 11/1/25(1)		635	656,431

Edison International, 3.55%, 11/15/24		614	651,312

EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(17)(19)	EUR	300	377,503

FirstEnergy Corp., Series B, 4.40%, 7/15/27		1,630	1,789,555

Instituto Costarricense de Electricidad, 6.75%, 10/7/31(3)(17)		1,180	1,169,463

Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		526	509,546

MidAmerican Energy Co., 2.70%, 8/1/52		500	481,605

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,132	1,181,525

Southern California Edison Co., 4.00%, 4/1/47		845	907,773

Southern Co. (The), 4.40%, 7/1/46		971	1,143,808

Virginia Electric & Power Co., 4.00%, 1/15/43		410	471,248

WESCO Distribution, Inc.:

7.125%, 6/15/25(1)		1,024	1,094,021

7.25%, 6/15/28(1)		915	1,014,506

			$12,149,391

Electronics / Electrical — 0.7%

Electricite de France S.A., 2.875% to 12/15/26(17)(19)(20)	EUR	200	$239,807

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Engie Energia Chile S.A., 3.40%, 1/28/30(1)		960	$987,600

Entegris, Inc., 4.375%, 4/15/28(1)		727	762,572

Imola Merger Corp., 4.75%, 5/15/29(1)		3,209	3,323,781

Jabil, Inc., 3.00%, 1/15/31		1,040	1,067,870

LogMeIn, Inc., 5.50%, 9/1/27(1)		662	674,413

Nobel Bidco B.V., 3.125%, 6/15/28(17)	EUR	150	172,979

Open Text Corp., 3.875%, 2/15/28(1)		1,009	1,030,441

Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	908,386

RWE AG, 6.625% to 3/30/26, 7/30/75(17)(19)		266	308,486

Sensata Technologies, Inc.:

3.75%, 2/15/31(1)		680	685,501

4.375%, 2/15/30(1)		627	675,771

SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	546,566

Verisure Holding AB, 3.25%, 2/15/27(17)	EUR	100	116,597

			$11,500,770

Energy — 0.4%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,988	$2,058,823

New Fortress Energy, Inc., 6.50%, 9/30/26(1)		2,374	2,273,105

Sunoco, L.P./Sunoco Finance Corp.:

4.50%, 5/15/29		884	897,719

5.50%, 2/15/26		412	420,796

			$5,650,443

Engineering & Construction — 0.3%

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,060	$1,106,375

Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,396,605

TopBuild Corp., 4.125%, 2/15/32(1)(3)		1,167	1,181,587

VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,684	1,715,146

			$5,399,713

Entertainment — 0.6%

Caesars Entertainment, Inc.:

4.625%, 10/15/29(1)		529	$536,274

6.25%, 7/1/25(1)		2,521	2,657,153

8.125%, 7/1/27(1)		1,589	1,788,380

CPUK Finance, Ltd.:

4.50%, 8/28/27(17)	GBP	200	274,928

4.875%, 8/28/25(17)	GBP	135	183,787

Gamma Bidco SpA:

5.125%, 7/15/25(17)	EUR	200	236,866

6.25%, 7/15/25(17)	EUR	100	120,902

Security	Principal Amount* (000’s omitted)	Value

Entertainment (continued)

Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	1,226	$1,247,455

Powdr Corp., 6.00%, 8/1/25(1)	1,402	1,474,350

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	1,345	1,374,220

		$9,894,315

Equipment Leasing — 0.0%(11)

Ashtead Capital, Inc., 4.25%, 11/1/29(1)	526	$577,938

		$577,938

Financial Intermediaries — 1.6%

Ally Financial, Inc., 4.70% to 5/15/26(19)(20)	1,453	$1,516,896

Alpha Holding S.A. de CV:

9.00%, 2/10/25(1)(21)	765	112,838

10.00%, 12/19/22(1)(21)	200	27,874

Citigroup, Inc., 3.98% to 3/20/29, 3/20/30(19)	1,700	1,910,173

Ford Motor Credit Co., LLC:

1.36%, (3 mo. USD LIBOR + 1.24%), 2/15/23(2)	479	477,322

1.402%, (3 mo. USD LIBOR + 1.27%), 3/28/22(2)	230	230,179

2.90%, 2/16/28	420	420,000

3.087%, 1/9/23	439	446,002

3.339%, 3/28/22	530	533,646

3.37%, 11/17/23	513	526,415

3.625%, 6/17/31	504	507,780

3.813%, 10/12/21	466	466,815

3.815%, 11/2/27	1,984	2,060,880

4.00%, 11/13/30	995	1,036,044

4.125%, 8/17/27	2,739	2,908,133

4.25%, 9/20/22	500	512,000

4.271%, 1/9/27	476	507,145

5.125%, 6/16/25	938	1,020,075

5.584%, 3/18/24	257	276,555

5.596%, 1/7/22	1,127	1,141,876

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

5.25%, 5/15/27	1,614	1,676,542

6.25%, 5/15/26	1,615	1,689,694

6.375%, 12/15/25	820	842,345

JPMorgan Chase & Co.:

Series HH, 4.60% to 2/1/25(19)(20)	1,674	1,713,757

1.04% to 2/4/26, 2/4/27(19)	1,515	1,486,936

MSCI, Inc., 3.625%, 9/1/30(1)	520	538,200

Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(19)	1,011	1,090,136

		$25,676,258

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Financial Services — 0.6%

Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)		1,100	$1,131,636

Bank of America Corp., 1.922% to 10/24/30, 10/24/31(19)		1,819	1,751,216

Brookfield Finance, Inc., 4.70%, 9/20/47		1,050	1,273,583

Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)		1,000	1,076,464

Nordea Bank Abp, 4.625% to 9/13/28, 9/13/33(1)(19)		1,000	1,125,412

Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(17)		2,600	2,372,825

			$8,731,136

Food Products — 1.4%

Bellis Acquisition Co. PLC, 3.25%, 2/16/26(17)	GBP	100	$132,686

Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)		436	450,715

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)		1,696	1,698,120

Ingles Markets, Inc., 4.00%, 6/15/31(1)		854	866,080

JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 2/15/28(1)		650	705,256

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		2,391	2,662,307

Kraft Heinz Foods Co.:

3.875%, 5/15/27		1,261	1,377,633

4.25%, 3/1/31		2,286	2,585,871

4.375%, 6/1/46		2,212	2,521,365

4.625%, 10/1/39		425	496,351

4.875%, 10/1/49		600	731,645

5.50%, 6/1/50		1,261	1,666,793

Nomad Foods Bondco PLC, 2.50%, 6/24/28(17)	EUR	136	160,131

Pilgrim’s Pride Corp., 3.50%, 3/1/32(1)		2,175	2,214,422

Post Holdings, Inc.:

4.50%, 9/15/31(1)		1,405	1,390,079

4.625%, 4/15/30(1)		1,158	1,168,399

Smithfield Foods, Inc., 3.00%, 10/15/30(1)		1,000	1,007,732

			$21,835,585

Food Service — 0.5%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(1)		1,906	$1,927,157

4.00%, 10/15/30(1)		2,705	2,681,331

4.375%, 1/15/28(1)		1,014	1,030,690

5.75%, 4/15/25(1)		372	391,009

IRB Holding Corp.:

6.75%, 2/15/26(1)		448	460,880

7.00%, 6/15/25(1)		451	479,402

Security		Principal Amount* (000’s omitted)	Value

Food Service (continued)

US Foods, Inc., 4.75%, 2/15/29(1)		1,457	$1,497,221

			$8,467,690

Food / Drug Retailers — 0.2%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:

4.875%, 2/15/30(1)		1,042	$1,124,057

5.875%, 2/15/28(1)		1,004	1,070,515

Casino Guichard Perrachon S.A.:

4.048%, 8/5/26(17)	EUR	200	226,168

5.25%, 4/15/27(17)	EUR	100	116,721

			$2,537,461

Health Care — 3.6%

Amgen, Inc., 3.375%, 2/21/50		700	$719,814

Anthem, Inc., 3.125%, 5/15/50		500	506,415

Baxter International, Inc.:

3.50%, 8/15/46		500	537,180

3.95%, 4/1/30		500	568,535

Centene Corp.:

2.50%, 3/1/31		1,992	1,967,100

3.00%, 10/15/30		2,345	2,406,556

3.375%, 2/15/30		2,311	2,395,467

4.25%, 12/15/27		1,795	1,880,980

4.625%, 12/15/29		1,758	1,918,066

CHS/Community Health Systems, Inc.:

6.125%, 4/1/30(1)		1,585	1,542,268

6.875%, 4/15/29(1)		1,133	1,137,232

DaVita, Inc., 4.625%, 6/1/30(1)		687	707,514

Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)		1,534	1,493,733

Encompass Health Corp.:

4.50%, 2/1/28		557	575,824

4.625%, 4/1/31		787	828,160

4.75%, 2/1/30		1,098	1,156,194

Gilead Sciences, Inc., 2.60%, 10/1/40		750	714,894

Grifols Escrow Issuer S.A.:

3.875%, 10/15/28(3)(17)	EUR	344	403,658

4.75%, 10/15/28(1)(3)		1,060	1,084,380

Grifols S.A., 3.20%, 5/1/25(17)	EUR	250	290,997

HCA, Inc.:

5.375%, 9/1/26		1,610	1,844,094

5.625%, 9/1/28		1,472	1,753,078

5.875%, 2/15/26		2,705	3,103,987

5.875%, 2/1/29		1,076	1,294,361

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)

IQVIA, Inc.:

2.25%, 1/15/28(17)	EUR	250	$291,917

5.00%, 10/15/26(1)		850	872,202

Legacy LifePoint Health, LLC:

4.375%, 2/15/27(1)		668	667,165

6.75%, 4/15/25(1)		731	769,085

LifePoint Health, Inc., 5.375%, 1/15/29(1)		1,850	1,802,427

ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		759	787,690

ModivCare, Inc., 5.875%, 11/15/25(1)		1,122	1,187,918

Molina Healthcare, Inc.:

3.875%, 11/15/30(1)		1,511	1,580,884

4.375%, 6/15/28(1)		609	634,353

Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)(3)		3,620	3,620,000

STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51		750	811,007

Team Health Holdings, Inc., 6.375%, 2/1/25(1)		2,350	2,275,246

Tenet Healthcare Corp.:

4.625%, 9/1/24(1)		268	274,365

4.625%, 6/15/28(1)		377	391,121

4.875%, 1/1/26(1)		1,607	1,665,125

5.125%, 11/1/27(1)		1,607	1,677,306

6.75%, 6/15/23		456	492,138

Thermo Fisher Scientific, Inc., 4.10%, 8/15/47		400	485,747

UnitedHealth Group, Inc., 3.75%, 10/15/47		650	743,199

US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		2,115	2,233,969

Varex Imaging Corp., 7.875%, 10/15/27(1)		1,146	1,290,912

			$55,384,263

Home Furnishings — 0.1%

Harman International Industries, Inc., 4.15%, 5/15/25		940	$1,028,653

Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		627	628,568

			$1,657,221

Homebuilders / Real Estate — 0.0%(11)

M/I Homes, Inc., 4.95%, 2/1/28		459	$480,803

			$480,803

Industrial Equipment — 0.2%

Madison IAQ, LLC:

4.125%, 6/30/28(1)		957	$958,210

5.875%, 6/30/29(1)		1,627	1,641,326

Vertical Midco GmbH, 4.75%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(17)	EUR	115	134,722

			$2,734,258

Security		Principal Amount* (000’s omitted)	Value

Insurance — 0.6%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,287	$2,370,087

AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	1,025,453

AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	453,449

Athene Holding, Ltd., 3.95%, 5/25/51		750	830,440

BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,415	1,411,611

Galaxy Finco, Ltd., 9.25%, 7/31/27(17)	GBP	575	817,986

GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	866,383

Liberty Mutual Group, Inc., 4.125% to 12/15/26, 12/15/51(1)(19)		250	257,066

MetLife, Inc., 4.05%, 3/1/45		300	356,998

Radian Group, Inc., 4.875%, 3/15/27		1,032	1,126,763

			$9,516,236

Internet Software & Services — 0.8%

Cars.com, Inc., 6.375%, 11/1/28(1)		1,152	$1,216,823

CDK Global, Inc., 5.25%, 5/15/29(1)		499	539,608

Netflix, Inc.:

3.00%, 6/15/25(17)	EUR	100	126,036

3.625%, 6/15/30(17)	EUR	350	486,879

4.875%, 4/15/28		1,665	1,920,994

4.875%, 6/15/30(1)		1,300	1,532,375

5.375%, 11/15/29(1)		1,000	1,212,500

5.50%, 2/15/22		1,825	1,856,846

5.875%, 11/15/28		1,810	2,220,236

Science Applications International Corp., 4.875%, 4/1/28(1)		1,277	1,321,312

United Group B.V., 4.00%, 11/15/27(17)	EUR	100	114,726

			$12,548,335

Leisure Goods / Activities / Movies — 1.6%

AMC Entertainment Holdings, Inc.:

10.50%, 4/15/25(1)		581	$622,396

12.00%, (10.00% cash or 12.00% PIK), 6/15/26(1)(18)		1,275	1,235,156

Carnival Corp.:

5.75%, 3/1/27(1)		1,316	1,362,060

7.625%, 3/1/26(1)		539	576,056

7.625%, 3/1/26(17)	EUR	133	166,717

11.50%, 4/1/23(1)		531	593,393

Carnival PLC, 1.00%, 10/28/29	EUR	220	198,938

Cinemark USA, Inc.:

5.25%, 7/15/28(1)		1,257	1,239,955

5.875%, 3/15/26(1)		414	418,693

8.75%, 5/1/25(1)		303	325,460

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Dometic Group AB, 2.00%, 9/29/28(17)	EUR	145	$166,740

Explorer II AS, 3.375%, 2/24/25	EUR	400	444,183

LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(17)(18)	EUR	421	498,118

Life Time, Inc.:

5.75%, 1/15/26(1)		1,268	1,313,965

8.00%, 4/15/26(1)		1,293	1,372,196

Motion Finco S.a.r.l., 7.00%, 5/15/25(17)	EUR	200	243,775

National CineMedia, LLC:

5.75%, 8/15/26		1,186	950,876

5.875%, 4/15/28(1)		1,559	1,429,276

NCL Corp., Ltd.:

3.625%, 12/15/24(1)		1,065	1,013,081

5.875%, 3/15/26(1)		662	679,440

10.25%, 2/1/26(1)		955	1,097,438

NCL Finance, Ltd., 6.125%, 3/15/28(1)		343	356,451

Playtika Holding Corp., 4.25%, 3/15/29(1)		1,382	1,388,136

Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		692	663,884

SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		1,166	1,194,421

Viking Cruises, Ltd.:

5.875%, 9/15/27(1)		3,081	2,986,506

6.25%, 5/15/25(1)		1,690	1,699,447

7.00%, 2/15/29(1)		658	666,465

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		422	422,745

			$25,325,967

Lodging and Casinos — 1.2%

Accor S.A., 4.375% to 1/30/24(17)(19)(20)	EUR	300	$359,540

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)		2,831	2,886,162

MGM Growth Properties Operating Partnership, L.P./ MGP Finance Co-Issuer, Inc.:

4.50%, 9/1/26		895	974,431

5.625%, 5/1/24		480	522,600

5.75%, 2/1/27		573	659,666

MGM Resorts International:

4.75%, 10/15/28		1,637	1,727,035

5.75%, 6/15/25		948	1,034,505

7.75%, 3/15/22		2,300	2,366,125

NH Hotel Group S.A., 4.00%, 7/2/26(17)	EUR	100	117,490

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		2,086	2,242,586

Security		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(1)		323	$334,709

4.125%, 8/15/30(1)		1,108	1,175,865

4.25%, 12/1/26(1)		1,653	1,728,344

4.625%, 12/1/29(1)		2,359	2,538,874

			$18,667,932

Machinery — 0.1%

Flowserve Corp., 3.50%, 10/1/30		244	$255,074

IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(17)	EUR	221	258,421

nVent Finance S.a.r.l., 4.55%, 4/15/28		1,500	1,647,521

			$2,161,016

Media — 0.4%

Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		1,595	$1,629,460

Discovery Communications, LLC, 4.65%, 5/15/50		300	348,346

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(1)		127	127,428

6.25%, 6/15/25(1)		807	853,402

Scripps Escrow II, Inc., 5.375%, 1/15/31(1)		756	744,377

Tele Columbus AG, 3.875%, 5/2/25(17)	EUR	300	349,460

Telenet Finance Luxembourg S.a.r.l., 3.50%, 3/1/28(17)	EUR	200	240,368

Urban One, Inc., 7.375%, 2/1/28(1)		1,504	1,614,559

			$5,907,400

Metals / Mining — 1.0%

Arconic Corp., 6.125%, 2/15/28(1)		648	$687,703

Cleveland-Cliffs, Inc.:

6.75%, 3/15/26(1)		2,808	2,997,540

9.875%, 10/17/25(1)		293	336,584

Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,005	3,193,939

Constellium N.V.:

4.25%, 2/15/26(17)	EUR	150	176,277

5.875%, 2/15/26(1)		837	850,924

Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,821	2,244,382

Hudbay Minerals, Inc.:

4.50%, 4/1/26(1)		1,085	1,075,506

6.125%, 4/1/29(1)		920	964,896

Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)		798	886,131

Novelis Corp.:

3.25%, 11/15/26(1)		690	700,681

4.75%, 1/30/30(1)		1,068	1,125,619

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Metals / Mining (continued)

Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(17)	EUR	200	$242,033

Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)(3)		808	829,210

			$16,311,425

Nonferrous Metals / Minerals — 0.4%

Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$1,322,929

First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		1,615	1,658,734

New Gold, Inc.:

6.375%, 5/15/25(1)		671	692,385

7.50%, 7/15/27(1)		2,183	2,249,669

			$5,923,717

Oil and Gas — 5.0%

Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)		2,366	$2,414,475

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		2,170	2,346,312

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		756	782,906

Buckeye Partners, L.P., 4.50%, 3/1/28(1)		921	936,431

Callon Petroleum Co., 8.00%, 8/1/28(1)		1,287	1,272,985

Centennial Resource Production, LLC:

5.375%, 1/15/26(1)		245	240,850

6.875%, 4/1/27(1)		2,055	2,096,819

CNX Resources Corp., 6.00%, 1/15/29(1)		1,311	1,388,021

Colgate Energy Partners III, LLC:

5.875%, 7/1/29(1)		1,993	2,010,479

7.75%, 2/15/26(1)		1,166	1,229,699

Continental Resources, Inc.:

4.375%, 1/15/28		754	835,055

4.90%, 6/1/44		47	52,699

5.75%, 1/15/31(1)		1,458	1,764,180

CrownRock, L.P./CrownRock Finance, Inc.:

5.00%, 5/1/29(1)		1,889	1,974,666

5.625%, 10/15/25(1)		2,575	2,638,602

CVR Energy, Inc., 5.75%, 2/15/28(1)		2,905	2,883,503

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)		250	263,437

Energy Transfer, L.P., Series A, 6.25% to 2/15/23(19)(20)		300	269,160

EQT Corp.:

5.00%, 1/15/29		335	377,612

6.625%, 2/1/25		407	466,341

7.50%, 2/1/30		594	765,339

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	1,436	$1,460,240

Helmerich & Payne, Inc., 2.90%, 9/29/31(1)	268	268,856

Hilcorp Energy I, L.P./Hilcorp Finance Co.:

5.75%, 2/1/29(1)	700	720,125

6.00%, 2/1/31(1)	560	576,408

Laredo Petroleum, Inc.:

9.50%, 1/15/25	414	429,525

10.125%, 1/15/28	622	673,377

Matador Resources Co., 5.875%, 9/15/26	1,543	1,597,051

Nabors Industries, Inc., 9.00%, 2/1/25(1)	661	687,784

Nabors Industries, Ltd.:

7.25%, 1/15/26(1)	617	601,078

7.50%, 1/15/28(1)	665	631,198

National Fuel Gas Co., 2.95%, 3/1/31	915	927,624

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	3,225	3,324,217

NOV, Inc., 3.60%, 12/1/29	248	261,016

Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,111	1,165,578

Occidental Petroleum Corp.:

3.40%, 4/15/26	455	467,230

3.45%, 7/15/24	244	250,511

3.50%, 8/15/29	599	610,004

4.20%, 3/15/48	931	893,085

4.40%, 8/15/49	748	735,306

4.625%, 6/15/45	499	511,116

6.125%, 1/1/31	1,203	1,445,675

6.20%, 3/15/40	480	566,196

6.45%, 9/15/36	615	774,516

6.625%, 9/1/30	1,511	1,864,196

8.50%, 7/15/27	1,965	2,464,660

8.875%, 7/15/30	1,685	2,291,061

Ovintiv, Inc.:

6.50%, 8/15/34	49	66,166

6.50%, 2/1/38	1,615	2,226,023

6.625%, 8/15/37	114	156,654

8.125%, 9/15/30	248	341,635

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,310	1,317,210

PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	2,538	2,408,219

Petrobras Global Finance B.V., 6.90%, 3/19/49	683	761,733

Petroleos Mexicanos:

6.75%, 9/21/47	1,747	1,526,354

6.84%, 1/23/30	716	740,501

Precision Drilling Corp.:

6.875%, 1/15/29(1)	932	974,872

7.125%, 1/15/26(1)	500	514,570

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(1)		1,535	$1,207,477

8.875%, 11/15/24(1)		441	453,498

Southwestern Energy Co., 8.375%, 9/15/28		1,007	1,141,918

Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		1,848	1,894,200

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32(1)		1,038	1,074,019

4.875%, 2/1/31		233	251,640

5.50%, 3/1/30		224	245,210

5.875%, 4/15/26		985	1,029,941

6.50%, 7/15/27		566	610,986

TechnipFMC PLC, 6.50%, 2/1/26(1)		242	259,615

Tervita Corp., 11.00%, 12/1/25(1)		819	928,136

Transocean Pontus, Ltd., 6.125%, 8/1/25(1)		486	487,285

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		1,068	1,064,321

Valero Energy Corp., 4.00%, 4/1/29		1,250	1,375,063

Williams Cos., Inc. (The), 5.75%, 6/24/44		790	1,042,315

			$77,306,765

Packaging & Containers — 0.1%

Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(17)	EUR	350	$397,460

Trivium Packaging Finance B.V., 3.75%, 8/15/26(17)	EUR	280	332,643

			$730,103

Pharmaceuticals — 0.4%

180 Medical, Inc., 3.875%, 10/15/29(1)(3)		759	$759,000

AstraZeneca PLC:

0.70%, 4/8/26		1,500	1,469,211

3.00%, 5/28/51		500	516,669

Diocle SpA, 3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(2)(17)	EUR	111	129,083

Gruenenthal GmbH, 4.125%, 5/15/28(17)	EUR	101	122,862

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,169	1,255,214

Owens & Minor, Inc., 4.50%, 3/31/29(1)		1,120	1,132,600

Rossini S.a.r.l., 3.875%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(17)	EUR	300	349,042

			$5,733,681

Pipelines — 1.4%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(1)		1,874	$1,938,278

7.875%, 5/15/26(1)		879	962,690

Security		Principal Amount* (000’s omitted)	Value

Pipelines (continued)

Cheniere Energy Partners, L.P.:

4.00%, 3/1/31(1)		2,706	$2,837,106

4.50%, 10/1/29		1,722	1,832,862

Cheniere Energy, Inc., 4.625%, 10/15/28		1,122	1,183,710

DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,471,184

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(1)		871	904,751

4.75%, 1/15/31(1)		871	906,946

6.00%, 7/1/25(1)		699	767,118

6.50%, 7/1/27(1)		702	790,452

Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27		1,085	1,099,989

Kinder Morgan, Inc., 5.05%, 2/15/46		500	605,697

Magellan Midstream Partners, L.P., 4.20%, 10/3/47		300	330,522

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(19)(20)		1,954	1,778,140

TransCanada PipeLines, Ltd., 4.75%, 5/15/38		390	465,567

Venture Global Calcasieu Pass, LLC:

3.875%, 8/15/29(1)		1,116	1,150,931

4.125%, 8/15/31(1)		992	1,035,400

Western Midstream Operating, L.P.:

4.50%, 3/1/28		148	159,020

4.75%, 8/15/28		150	163,835

5.30% to 2/1/22, 2/1/30(22)		1,187	1,313,119

			$21,697,317

Private Equity — 0.0%(11)

KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)		400	$430,693

			$430,693

Publishing — 0.0%(11)

Adevinta ASA, 3.00%, 11/15/27(17)	EUR	100	$119,336

			$119,336

Radio and Television — 1.2%

Audacy Capital Corp., 6.75%, 3/31/29(1)		1,627	$1,641,968

Clear Channel Outdoor Holdings, Inc.:

7.50%, 6/1/29(1)		1,168	1,216,180

7.75%, 4/15/28(1)		1,517	1,598,675

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)		740	766,736

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		2,646	1,749,668

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

iHeartCommunications, Inc.:

6.375%, 5/1/26		179	$189,130

8.375%, 5/1/27		324	347,213

Mav Acquisition Corp., 8.00%, 8/1/29(1)		1,541	1,474,498

Sirius XM Radio, Inc.:

3.125%, 9/1/26(1)		946	960,190

3.875%, 9/1/31(1)		951	930,197

5.00%, 8/1/27(1)		1,609	1,683,416

Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		3,533	3,740,352

Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,492	1,567,063

Univision Communications, Inc., 4.50%, 5/1/29(1)		1,141	1,160,968

			$19,026,254

Real Estate Investment Trusts (REITs) — 0.9%

ADLER Group S.A.:

2.25%, 1/14/29(17)	EUR	300	$285,227

2.75%, 11/13/26(17)	EUR	200	199,815

3.25%, 8/5/25(17)	EUR	100	102,731

Aedas Homes Opco SLU, 4.00%, 8/15/26(17)	EUR	105	126,139

American Assets Trust, L.P., 3.375%, 2/1/31		1,000	1,037,144

Broadstone Net Lease, LLC, 2.60%, 9/15/31		309	305,569

EPR Properties, 3.75%, 8/15/29		565	582,894

Extra Space Storage, L.P., 2.55%, 6/1/31		399	400,335

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(1)		905	915,661

6.00%, 4/15/25(1)		716	749,115

Heimstaden Bostad AB, 3.00% to 10/29/27(17)(19)(20)	EUR	352	403,165

Neinor Homes S.A., 4.50%, 10/15/26(17)	EUR	100	120,000

Newmark Group, Inc., 6.125%, 11/15/23		2,126	2,302,990

Rexford Industrial Realty, L.P., 2.15%, 9/1/31		333	321,308

Sabra Health Care, L.P., 3.20%, 12/1/31		823	807,045

Service Properties Trust:

3.95%, 1/15/28		2,060	1,944,609

4.75%, 10/1/26		995	986,294

4.95%, 10/1/29		158	154,812

5.50%, 12/15/27		307	327,439

7.50%, 9/15/25		993	1,115,314

Signa Development Finance SCS, 5.50%, 7/23/26(17)	EUR	200	216,945

Sun Communities Operating, L.P.:

2.30%, 11/1/28(3)		245	245,606

2.70%, 7/15/31		261	264,014

Vornado Realty, L.P., 3.40%, 6/1/31		219	226,891

WP Carey, Inc., 3.85%, 7/15/29		159	176,320

			$14,317,382

Security		Principal Amount* (000’s omitted)	Value

Retail — 0.6%

Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)		712	$671,128

Dufry One B.V.:

2.00%, 2/15/27(17)	EUR	100	110,681

2.50%, 10/15/24(17)	EUR	200	229,557

3.375%, 4/15/28(17)	EUR	139	160,206

eG Global Finance PLC, 6.25%, 10/30/25(17)	EUR	300	355,841

Gap, Inc. (The):

3.625%, 10/1/29(1)		818	821,067

3.875%, 10/1/31(1)		481	481,601

Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		895	911,781

Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		957	984,983

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		1,652	1,697,133

Punch Finance PLC, 6.125%, 6/30/26(17)	GBP	125	172,695

Stonegate Pub Co. Financing 2019 PLC, 8.25%, 7/31/25(17)	GBP	100	142,021

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	855,930

Victoria’s Secret & Co., 4.625%, 7/15/29(1)		1,445	1,474,586

Walgreens Boots Alliance, Inc., 4.10%, 4/15/50		618	685,089

			$9,754,299

Retailers (Except Food and Drug) — 1.0%

Dave & Buster’s, Inc., 7.625%, 11/1/25(1)		2,493	$2,670,527

L Brands, Inc.:

6.625%, 10/1/30(1)		884	1,004,445

6.75%, 7/1/36		437	542,426

6.875%, 11/1/35		1,651	2,074,069

6.95%, 3/1/33		415	490,225

7.60%, 7/15/37		254	320,973

9.375%, 7/1/25(1)		182	231,138

Macy’s Retail Holdings, LLC, 4.30%, 2/15/43		1,252	1,091,613

Murphy Oil USA, Inc.:

4.75%, 9/15/29		728	771,680

5.625%, 5/1/27		560	586,146

Nordstrom, Inc., 5.00%, 1/15/44		775	761,205

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(1)		1,731	1,780,766

7.75%, 2/15/29(1)		1,778	1,942,563

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,289	1,332,504

			$15,600,280

Semiconductors & Semiconductor Equipment — 0.1%

ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	$1,596,110

			$1,596,110

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Software and Services — 0.3%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		1,337	$1,345,356

Gartner, Inc.:

3.625%, 6/15/29(1)		427	430,779

3.75%, 10/1/30(1)		660	680,097

4.50%, 7/1/28(1)		908	954,535

VMware, Inc., 2.20%, 8/15/31		1,196	1,170,245

			$4,581,012

Steel — 0.6%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		465	$511,195

Allegheny Technologies, Inc.:

5.875%, 12/1/27		320	338,800

7.875%, 8/15/23		3,109	3,501,511

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,242,304

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		2,494	2,649,688

thyssenkrupp AG, 2.875%, 2/22/24(17)	EUR	100	118,922

TMS International Corp., 6.25%, 4/15/29(1)		620	648,675

			$9,011,095

Surface Transport — 0.1%

CMA CGM S.A., 5.25%, 1/15/25(17)	EUR	185	$217,444

Moto Finance PLC, 4.50%, 10/1/22(17)	GBP	250	334,071

Stena International S.A., 6.125%, 2/1/25(1)		200	207,160

			$758,675

Technology — 0.1%

International Game Technology PLC, 4.125%, 4/15/26(1)		892	$928,233

Western Union Co. (The), 6.20%, 11/17/36		872	1,113,279

			$2,041,512

Telecommunications — 2.4%

Altice Financing S.A., 5.75%, 8/15/29(1)		702	$680,940

Altice France Holding S.A.:

6.00%, 2/15/28(1)		719	691,620

10.50%, 5/15/27(1)		1,599	1,750,665

AT&T, Inc., 3.55%, 9/15/55		1,589	1,570,185

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		2,698	2,826,317

DKT Finance ApS, 9.375%, 6/17/23(1)		200	204,000

eircom Finance DAC, 3.50%, 5/15/26(17)	EUR	200	236,994

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		840	866,208

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Level 3 Financing, Inc., 4.25%, 7/1/28(1)		400	$403,592

Lorca Telecom Bondco S.A.U., 4.00%, 9/18/27(17)	EUR	100	116,710

Lumen Technologies, Inc., 7.50%, 4/1/24		47	52,111

Matterhorn Telecom S.A., 3.125%, 9/15/26(17)	EUR	200	232,311

Nokia Oyj, 6.625%, 5/15/39		600	820,122

PLT VII Finance S.a.r.l., 4.625%, 1/5/26(17)	EUR	200	238,885

SES Global Americas Holdings GP, 5.30%, 3/25/44(1)		314	359,786

SES S.A., 5.30%, 4/4/43(1)		186	213,061

SoftBank Group Corp., 2.875%, 1/6/27(17)	EUR	200	222,438

Sprint Capital Corp., 6.875%, 11/15/28		1,951	2,499,719

Sprint Communications, Inc., 6.00%, 11/15/22		365	384,243

Sprint Corp.:

7.625%, 2/15/25		1,785	2,088,861

7.625%, 3/1/26		993	1,204,484

7.875%, 9/15/23		7,378	8,253,031

Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		907	930,718

Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(17)	EUR	270	341,145

Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(17)	EUR	150	182,440

T-Mobile USA, Inc.:

2.25%, 2/15/26		851	861,637

2.625%, 2/15/29		1,064	1,076,565

2.875%, 2/15/31		638	644,220

3.60%, 11/15/60		750	738,928

4.75%, 2/1/28		1,045	1,111,619

Telecom Italia Capital S.A., 6.00%, 9/30/34		816	916,980

Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	215	364,353

Telecom Italia SpA:

2.50%, 7/19/23(17)	EUR	400	481,625

2.75%, 4/15/25(17)	EUR	256	311,590

3.00%, 9/30/25(17)	EUR	140	172,481

5.303%, 5/30/24(1)		1,118	1,205,875

Viavi Solutions, Inc., 3.75%, 10/1/29(1)		868	870,995

Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(17)	EUR	400	476,253

Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(17)(19)	GBP	350	509,039

Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)		636	645,654

			$37,758,400

Transportation — 0.4%

A.P. Moller - Maersk A/S, 4.50%, 6/20/29(1)		1,000	$1,160,934

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,520	1,573,580

FedEx Corp., 4.10%, 2/1/45		500	555,816

Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		150	164,887

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Transportation (continued)

Seaspan Corp., 5.50%, 8/1/29(1)		1,654	$1,689,511

XPO CNW, Inc., 6.70%, 5/1/34		1,000	1,228,260

			$6,372,988

Utilities — 1.3%

AES Corp. (The), 2.45%, 1/15/31		556	$549,086

Calpine Corp.:

4.50%, 2/15/28(1)		1,073	1,095,801

4.625%, 2/1/29(1)		680	670,650

5.00%, 2/1/31(1)		910	911,138

5.125%, 3/15/28(1)		1,511	1,532,130

5.25%, 6/1/26(1)		697	717,896

ENERGO-PRO AS, 4.50%, 5/4/24(17)	EUR	450	520,895

Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		838	852,816

NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(19)		1,000	1,174,140

NextEra Energy Operating Partners, L.P.:

4.25%, 9/15/24(1)		60	63,519

4.50%, 9/15/27(1)		804	865,896

NRG Energy, Inc.:

3.375%, 2/15/29(1)		664	656,152

3.625%, 2/15/31(1)		1,107	1,088,735

3.875%, 2/15/32(1)		1,466	1,451,340

5.25%, 6/15/29(1)		673	716,745

5.75%, 1/15/28		1,455	1,549,575

TerraForm Power Operating, LLC:

4.25%, 1/31/23(1)		655	674,178

5.00%, 1/31/28(1)		1,497	1,609,275

Vistra Operations Co., LLC:

4.375%, 5/1/29(1)		1,415	1,425,443

5.00%, 7/31/27(1)		1,278	1,321,132

			$19,446,542

Total Corporate Bonds (identified cost $744,001,876)			$775,770,562

Exchange-Traded Funds — 0.0%(11)
Security		Shares	Value

SPDR Bloomberg Barclays High Yield Bond ETF		5,280	$577,421

Total Exchange-Traded Funds (identified cost $574,253)			$577,421

Preferred Stocks — 0.2%
Security		Shares	Value

Building and Development — 0.1%

Brookfield Property Partners, L.P., Series A, 5.75%(13)		40,000	$938,800

			$938,800

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(12)(13)(14)		1,932	$0

			$0

Nonferrous Metals / Minerals — 0.0%(11)

ACNR Holdings, Inc., 15.00% (PIK)(12)(13)		1,803	$380,132

			$380,132

Pipelines — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(19)		28,087	$597,411

			$597,411

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC Series A, 8.00% (PIK)(12)(13)(14)		1,136	$0

David’s Bridal, LLC Series B, 10.00% (PIK)(12)(13)(14)		4,631	0

			$0

Telecommunications — 0.0%(11)

United States Cellular Corp., 6.25%(13)		18,950	$513,545

			$513,545

Total Preferred Stocks (identified cost $2,501,546)			$2,429,888

Senior Floating-Rate Loans — 48.6%(23)
Borrower/Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.1%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	204	$226,055

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	796	881,617

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	1,000	1,154,875

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27		737	739,114

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)

Dynasty Acquisition Co., Inc.:

Term Loan, 3.632%, (3 mo. USD LIBOR + 3.50%), 4/6/26		351	$344,371

Term Loan, 3.632%, (3 mo. USD LIBOR + 3.50%), 4/6/26		654	640,530

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(24)		172	173,366

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(14)		221	180,880

Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		397	399,978

TransDigm, Inc.:

Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 8/22/24		1,354	1,340,275

Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 12/9/25		5,446	5,384,336

WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25		6,555	6,382,522

			$17,847,919

Air Transport — 0.2%

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		750	$797,188

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		1,950	2,075,896

			$2,873,084

Automotive — 1.7%

Adient US, LLC, Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 4/8/28		873	$874,137

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		1,885	1,885,534

Autokiniton US Holdings, Inc., Term Loan, 4/6/28(25)		525	526,050

Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		846	843,988

Belron Luxembourg S.a r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/13/28	EUR	500	577,582

Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		1,725	1,387,303

Chassix, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/15/23		1,444	1,425,703

Clarios Global, L.P., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,450	1,666,764

Dayco Products, LLC, Term Loan, 4.371%, (3 mo. USD LIBOR + 4.25%), 5/19/23		1,149	1,120,634

Borrower/Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Garrett LX I S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	1,000	$1,160,159

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		650	650,813

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	866	1,002,520

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		3,990	3,989,061

Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		2,506	2,510,761

MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		449	450,348

Tenneco, Inc., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 10/1/25		3,671	3,646,605

Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		1,085	1,088,152

TI Group Automotive Systems, LLC, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	529	613,680

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		900	900,921

			$26,320,715

Beverage and Tobacco — 0.0%(11)

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		775	$768,703

			$768,703

Brokerage / Securities Dealers / Investment Houses — 0.3%

Advisor Group, Inc., Term Loan, 4.584%, (1 mo. USD LIBOR + 4.50%), 7/31/26		1,154	$1,157,651

Clipper Acquisitions Corp., Term Loan, 1.833%, (1 mo. USD LIBOR + 1.75%), 3/3/28		1,231	1,219,286

Hudson River Trading, LLC, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 3/20/28		1,940	1,932,369

			$4,309,306

Building and Development — 1.8%

Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26		1	$814

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		475	480,196

American Builders & Contractors Supply Co., Inc., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 1/15/27		2,401	2,388,649

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		571	$571,044

APi Group DE, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 10/1/26		1,449	1,443,016

Artera Services, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/6/25		1,047	1,044,320

Brookfield Property REIT, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 8/27/25		994	984,100

CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		976	977,609

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 8/21/25		5,739	5,697,967

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28		1,122	1,116,226

Northstar Group Services, Inc., Term Loan, 11/12/26(25)		225	226,125

Quikrete Holdings, Inc.:

Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 2/1/27		2,952	2,931,502

Term Loan, 2/21/28(25)		2,175	2,170,620

SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28		1,000	1,000,875

Standard Industries, Inc., Term Loan, 9/22/28(25)		1,775	1,778,206

Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		1,009	1,011,183

White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		2,084	2,091,486

WireCo WorldGroup, Inc.:

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		1,293	1,295,949

Term Loan - Second Lien, 9.158%, (6 mo. USD LIBOR + 9.00%), 9/30/24		1,214	1,207,819

			$28,417,706

Business Equipment and Services — 4.6%

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	995	$1,150,474

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		1,418	1,415,304

Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		2,740	2,745,620

Amentum Government Services Holdings, LLC, Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 1/29/27		1,012	1,013,031

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

AppLovin Corporation, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 8/15/25		2,903	$2,903,267

Asplundh Tree Expert, LLC, Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 9/7/27		1,114	1,110,501

Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	1,000	1,157,536

Bracket Intermediate Holding Corp., Term Loan, 4.395%, (3 mo. USD LIBOR + 4.25%), 9/5/25		922	921,116

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		575	570,700

Camelot U.S. Acquisition 1 Co.:

Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 10/30/26		1,818	1,814,786

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		1,067	1,071,160

Ceridian HCM Holding, Inc., Term Loan, 2.572%, (1 week USD LIBOR + 2.50%), 4/30/25		1,504	1,484,472

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		1,950	1,958,496

Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		1,525	1,515,945

Endure Digital, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		2,793	2,780,781

First Advantage Holdings, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 1/31/27		606	606,291

Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28		550	549,313

Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26		859	860,902

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,139	2,160,643

Greeneden U.S. Holdings II, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	746	869,416

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		821	824,658

Hillman Group, Inc. (The):

Term Loan, 1.525%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(24)		72	71,700

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		299	299,348

Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		1,054	1,039,789

IRI Holdings, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 12/1/25		9,881	9,886,324

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 1/2/26		893	$889,650

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		672	674,353

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		2,488	2,497,761

KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		637	627,445

KUEHG Corp.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		2,254	2,235,844

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		425	425,354

LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	1,000	1,138,803

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/21/27		346	338,950

Magnite, Inc., Term Loan, 5.75%, (USD LIBOR + 5.00%, Floor 0.75%), 4/28/28(26)		648	649,185

Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		1,983	1,949,536

Nielsen Consumer, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 3/6/28	EUR	746	868,561

Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 3/6/28		672	674,312

Packaging Coordinators Midco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/30/27		1,095	1,097,236

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(26)		1,536	1,536,444

Rockwood Service Corporation, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 1/23/27		480	481,899

SITEL Worldwide Corporation:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	580,623

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		1,900	1,904,750

Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		1,125	1,120,781

SMG US Midco 2, Inc., Term Loan, 2.616%, (USD LIBOR + 2.50%), 1/23/25(26)		241	237,707

Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		447	449,233

Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	1,000	1,140,613

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		3,881	$3,895,657

team.blue Finco S.a.r.l.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	946	1,096,147

Term Loan, 3/27/28(25)	EUR	54	62,637

Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.375%, (6 mo. EURIBOR + 2.375%), 7/15/25	EUR	826	943,743

Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		843	846,283

TK Elevator Topco GmbH, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 7/29/27	EUR	1,000	1,162,131

West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		303	296,816

Zephyr Bidco Limited, Term Loan, 4.799%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	775	1,041,479

			$71,645,506

Cable and Satellite Television — 1.9%

CSC Holdings, LLC:

Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 7/17/25		3,893	$3,847,679

Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 1/15/26		1,048	1,036,006

Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 4/15/27		1,337	1,324,071

Numericable Group S.A.:

Term Loan, 2.879%, (3 mo. USD LIBOR + 2.75%), 7/31/25		2,059	2,030,961

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	503	571,701

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	2,002,534

UPC Broadband Holding B.V.:

Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	892,366

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,716,892

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,000	3,458,488

UPC Financing Partnership, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 1/31/29		3,025	3,021,848

Virgin Media Bristol, LLC, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,150	1,151,917

Virgin Media Ireland Limited, Term Loan, 7/15/29(25)	EUR	1,000	1,155,615

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media SFA Finance Limited:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,300	$1,485,405

Term Loan, 3.299%, (1 mo. GBP LIBOR + 3.25%), 11/15/27	GBP	1,500	1,997,662

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,750	4,304,448

			$29,997,593

Chemicals and Plastics — 2.1%

Aruba Investments, Inc., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	995	$1,156,880

Atotech B.V., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	1,000	1,152,920

Caldic B.V., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	1,000	1,140,685

Ferro Corporation:

Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24		150	150,291

Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24		154	153,558

Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 2/14/24		215	214,865

Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		31	30,784

Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		185	186,219

Hexion, Inc.:

Term Loan, 3.65%, (3 mo. USD LIBOR + 3.50%), 7/1/26		758	758,509

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	759	882,554

Illuminate Buyer, LLC, Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 6/30/27		756	755,915

INEOS 226 Limited, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,000	1,151,925

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	231,815

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		221	222,378

INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	1,212	1,399,332

INEOS Styrolution Group GmbH, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 1/29/27	EUR	1,000	1,147,780

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		2,344	$2,347,934

Lonza Group AG:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/3/28	EUR	1,000	1,161,556

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		1,247	1,251,356

LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	1,000	1,155,040

Messer Industries GmbH, Term Loan, 2.632%, (3 mo. USD LIBOR + 2.50%), 3/1/26		1,373	1,367,430

Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24		922	924,997

Momentive Performance Materials, Inc., Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 5/15/24		464	464,168

Orion Engineered Carbons GmbH:

Term Loan, 9/24/28(25)		375	377,363

Term Loan, 9/24/28(25)	EUR	1,000	1,165,590

PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		2,643	2,631,475

Pregis TopCo Corporation, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 7/31/26		639	639,623

Pretium PKG Holdings, Inc.:

Term Loan, 10/2/28(25)		625	626,692

Term Loan - Second Lien, 10/1/29(25)		350	351,750

Rohm Holding GmbH:

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 7/31/26	EUR	500	580,396

Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26		939	939,607

Solenis Holdings, LLC, Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 6/26/25	EUR	496	576,027

Starfruit Finco B.V., Term Loan, 2.832%, (1 mo. USD LIBOR + 2.75%), 10/1/25		2,427	2,414,101

Tronox Finance, LLC, Term Loan, 2.366%, (USD LIBOR + 2.25%), 3/13/28(26)		1,614	1,609,337

Venator Materials Corporation, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 8/8/24		408	403,410

W.R. Grace & Co. Conn., Term Loan, 9/22/28(25)		1,125	1,130,274

			$32,854,536

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp., Term Loan, 3.25%, (1 mo. EURIBOR + 2.25%, Floor 1.00%), 6/27/24	EUR	1,201	$1,391,656

			$1,391,656

Containers and Glass Products — 1.2%

Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(26)		875	$874,141

BWAY Holding Company, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/3/24		2,524	2,476,763

Flex Acquisition Company, Inc.:

Term Loan, 3.145%, (3 mo. USD LIBOR + 3.00%), 6/29/25		1,499	1,492,391

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		1,453	1,451,726

Kouti B.V., Term Loan, 7/1/28(25)	EUR	2,000	2,316,700

Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25		5,164	5,370,428

Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(26)		348	349,469

Reynolds Group Holdings, Inc.:

Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/5/26		1,365	1,357,011

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28		975	974,314

TricorBraun Holdings, Inc.:

Term Loan, 3.421%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(24)		105	105,040

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		468	466,222

Trident TPI Holdings, Inc.:

Term Loan, 0.00%, 9/15/28(24)		99	99,601

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		819	819,587

Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28		701	702,185

			$18,855,578

Drugs — 2.1%

Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	1,000	$1,166,797

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		498	506,435

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		1,101	1,099,861

Borrower/Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		3,608	$3,566,476

Bausch Health Companies, Inc., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 6/2/25		4,021	4,020,227

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		831	832,953

Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26		248	248,686

Elanco Animal Health Incorporated, Term Loan, 1.836%, (1 mo. USD LIBOR + 1.75%), 8/1/27		1,787	1,767,448

Horizon Therapeutics USA, Inc.:

Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 5/22/26		654	651,575

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28		1,940	1,939,441

Jazz Financing Lux S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 5/5/28	EUR	1,000	1,161,349

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		1,621	1,624,990

Mallinckrodt International Finance S.A.:

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		3,402	3,223,775

Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		1,951	1,857,165

Nidda Healthcare Holding AG:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	625	716,729

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	1,000	1,146,127

PPD, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 1/13/28		6,169	6,166,298

Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	1,000	1,154,658

			$32,850,990

Ecological Services and Equipment — 0.3%

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		4,920	$4,919,529

US Ecology Holdings, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 11/1/26		270	270,131

			$5,189,660

Electronics / Electrical — 8.4%

Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		42	$42,308

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Applied Systems, Inc.:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24		4,555	$4,559,115

Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		470	477,408

Aptean, Inc.:

Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 4/23/26		733	731,808

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		1,450	1,446,375

Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		765	769,168

Banff Merger Sub, Inc.:

Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 10/2/25		2,745	2,732,897

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	491	570,104

Term Loan - Second Lien, 2/27/26(25)		900	910,969

Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		400	405,667

Buzz Merger Sub, Ltd.:

Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 1/29/27		566	566,021

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		60	60,352

Celestica, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 6/27/25		218	217,500

CentralSquare Technologies, LLC, Term Loan, 3.882%, (3 mo. USD LIBOR + 3.75%), 8/29/25		875	814,530

Cloudera, Inc.:

Term Loan, 8/10/28(25)		2,800	2,800,874

Term Loan - Second Lien, 8/10/29(25)		775	775,000

Cohu, Inc., Term Loan, 3.172%, (6 mo. USD LIBOR + 3.00%), 10/1/25		272	271,042

CommScope, Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/6/26		1,789	1,782,072

Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	1,159,798

Constant Contact, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		1,747	1,748,371

Cornerstone OnDemand, Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/22/27		1,452	1,451,994

CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		660	661,206

Creation Holdings, Inc., Term Loan, 9/14/28(25)		975	971,344

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Delta TopCo, Inc.:

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		1,397	$1,400,136

Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		1,950	1,974,375

ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		1,291	1,293,309

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,822	1,826,447

Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		786	786,857

EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		655	657,994

Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		2,999	2,978,692

Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27		518	519,814

Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		3,127	3,138,973

Go Daddy Operating Company, LLC, Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 8/10/27		1,086	1,080,886

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		7,687	7,707,411

Informatica, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	3,448	3,978,935

Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/25/27		5,664	5,651,715

Term Loan - Second Lien, 7.125%, 2/25/25(27)		500	508,125

LogMeIn, Inc., Term Loan, 4.833%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,811	1,812,586

MA FinanceCo., LLC:

Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24		521	517,007

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	975	1,139,556

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,755	1,770,082

MACOM Technology Solutions Holdings, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 5/17/24		264	262,790

Magenta Buyer, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		3,900	3,905,850

Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		1,050	1,048,687

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Marcel LUX IV S.a.r.l.:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	1,500	$1,737,525

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		95	94,905

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/13/28		375	376,250

MaxLinear, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/23/28		752	749,230

Mirion Technologies, Inc., Term Loan, 4.132%, (3 mo. USD LIBOR + 4.00%), 3/6/26		439	440,428

NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26		929	921,660

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/10/28	EUR	1,000	1,158,763

Panther Commercial Holdings L.P., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 1/7/28		599	601,492

Polaris Newco, LLC:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 6/2/28	EUR	1,000	1,160,844

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		2,425	2,433,184

Poseidon Intermediate, LLC, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 8/18/25		249	249,562

Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28		2,500	2,488,890

ProQuest, LLC, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 10/23/26		1,342	1,342,120

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		1,343	1,334,473

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		2,600	2,594,387

Recorded Books, Inc., Term Loan, 4.083%, (1 mo. USD LIBOR + 4.00%), 8/29/25		1,660	1,663,863

Renaissance Holding Corp.:

Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 5/30/25		1,704	1,692,343

Term Loan - Second Lien, 7.084%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	201,150

Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26		1,581	1,083,075

Seattle Spinco, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24		3,517	3,491,473

SolarWinds Holdings, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 2/5/24		1,154	1,144,195

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27		397	$398,944

Sovos Compliance, LLC:

Term Loan, 0.00%, 8/11/28(24)		110	111,256

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28		640	644,252

SS&C European Holdings S.a.r.l., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 4/16/25		927	918,757

SS&C Technologies, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 4/16/25		1,224	1,213,288

SurveyMonkey, Inc., Term Loan, 3.83%, (1 week USD LIBOR + 3.75%), 10/10/25		711	709,555

Tibco Software, Inc.:

Term Loan, 3.84%, (1 mo. USD LIBOR + 3.75%), 6/30/26		5,058	5,047,009

Term Loan - Second Lien, 7.34%, (1 mo. USD LIBOR + 7.25%), 3/3/28		475	480,937

TTM Technologies, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 9/28/24		150	150,216

Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28		342	342,377

Uber Technologies, Inc.:

Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 4/4/25		7,653	7,660,487

Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 2/25/27		3,468	3,469,359

Ultimate Software Group, Inc. (The):

Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,691	1,696,417

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		3,911	3,923,283

Ultra Clean Holdings, Inc., Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 8/27/25		668	669,650

Verifone Systems, Inc., Term Loan, 4.129%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,241	1,219,404

Verisure Holding AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	1,000	1,153,463

Veritas US, Inc.:

Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	990	1,155,230

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		2,450	2,465,611

VS Buyer, LLC, Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,084	1,081,875

			$131,357,332

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.2%

Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	1,000	$1,157,445

Delos Finance S.a.r.l., Term Loan, 1.882%, (3 mo. USD LIBOR + 1.75%), 10/6/23		2,293	2,293,575

			$3,451,020

Financial Intermediaries — 1.5%

Aretec Group, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 10/1/25		2,342	$2,338,848

Citco Funding, LLC, Term Loan, 2.658%, (6 mo. USD LIBOR + 2.50%), 9/28/23		3,894	3,893,853

CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		5,150	5,144,206

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(21)		2,694	538,898

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		265	265,375

FinCo I, LLC, Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 6/27/25		857	855,359

Focus Financial Partners, LLC, Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 7/3/24		2,961	2,944,519

Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25		533	531,498

Greenhill & Co., Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 4/12/24		953	952,267

GreenSky Holdings, LLC, Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		1,496	1,492,011

Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		2,661	2,668,029

Mariner Wealth Advisors, LLC:

Term Loan, 0.00%, 8/18/28(24)		63	62,344

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28		438	436,406

Victory Capital Holdings, Inc., Term Loan, 2.395%, (3 mo. USD LIBOR + 2.25%), 7/1/26		904	901,796

			$23,025,409

Food Products — 1.4%

8th Avenue Food & Provisions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 10/1/25		600	$594,000

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		384	376,560

CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,321,044

Borrower/Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Froneri International, Ltd.:

Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 1/29/27		2,173	$2,149,587

Term Loan, 2.375%, (6 mo. EURIBOR + 2.375%), 1/29/27	EUR	1,275	1,445,973

H Food Holdings, LLC:

Term Loan, 3.772%, (1 mo. USD LIBOR + 3.69%), 5/23/25		750	748,607

Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 5/23/25		462	462,948

HLF Financing S.a.r.l., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 8/18/25		979	974,488

JBS USA LUX S.A., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 5/1/26		4,656	4,642,044

Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		550	551,375

Nomad Foods Europe Midco Limited, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 6/17/28	EUR	3,000	3,497,078

Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		396	396,063

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		279	279,809

Sunshine Investments B.V., Term Loan, 3.568%, (3 mo. GBP LIBOR + 3.50%), 3/28/25	GBP	750	1,009,129

United Petfood Group B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	750	864,419

Valeo F1 Company Limited (Ireland), Term Loan, 6/30/28(25)	EUR	1,000	1,156,541

			$21,469,665

Food Service — 0.4%

Aramark Services, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/11/25		933	$914,398

IRB Holding Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(26)		2,205	2,205,127

Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		538	539,587

US Foods, Inc.:

Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 6/27/23		722	718,824

Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 9/13/26		1,691	1,671,482

			$6,049,418

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 0.1%

L1R HB Finance Limited, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	750	$830,211

			$830,211

Forest Products — 0.1%

Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		104	$104,125

Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		1,047	1,050,866

Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		399	400,995

			$1,555,986

Health Care — 4.9%

Accelerated Health Systems, LLC, Term Loan, 3.586%, (1 mo. USD LIBOR + 3.50%), 10/31/25		559	$557,440

ADMI Corp., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 4/30/25		1,790	1,770,737

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/5/28		1,075	1,076,344

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	1,000	1,156,067

athenahealth, Inc., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 2/11/26		2,478	2,487,897

Avantor Funding, Inc., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	998	1,156,718

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		750	752,812

Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	750	866,245

BW NHHC Holdco, Inc., Term Loan, 5.125%, (3 mo. USD LIBOR + 5.00%), 5/15/25		3,729	3,304,465

CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		448	449,849

CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	1,903	2,196,771

Cerba Healthcare S.A.S., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/24/28	EUR	1,250	1,449,672

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(26)		5,140	5,139,457

CHG Healthcare Services, Inc., Term Loan, 9/29/28(25)		1,100	1,100,000

CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		529	530,698

Dedalus Finance GmbH, Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 5/4/27	EUR	500	579,847

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Elsan S.A.S., Term Loan, 3.50%, (EURIBOR + 3.50%), 6/16/28(26)	EUR	1,500	$1,738,772

Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26		1,333	1,337,400

Envision Healthcare Corporation, Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 10/10/25		8,905	7,948,140

Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25		1,913	1,914,949

GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		936	936,918

Hanger, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,110	1,109,923

Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		1,195	1,194,940

IQVIA, Inc.:

Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/7/24		1,431	1,429,614

Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 1/17/25		1,363	1,361,117

IVC Acquisition Ltd., Term Loan, 4.452%, (1 mo. GBP SONIA + 4.40%), 2/13/26	GBP	1,000	1,350,769

MDVIP, Inc., Term Loan, 9/29/28(25)		275	275,430

Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		1,210	1,212,981

Mehilainen Yhtiot Oy, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 8/11/25	EUR	1,000	1,159,154

Midwest Physician Administrative Services, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/12/28		473	470,754

National Mentor Holdings, Inc.:

Term Loan, 3.75%, 3/2/28(24)		86	86,067

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		58	58,390

Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(26)		1,847	1,849,563

Navicure, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,679	1,682,624

Ortho-Clinical Diagnostics S.A.:

Term Loan, 3.083%, (1 mo. USD LIBOR + 3.00%), 6/30/25		1,954	1,954,580

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	714	828,580

Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28		499	500,854

Parexel International Corporation, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 9/27/24		566	565,325

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Phoenix Guarantor, Inc.:

Term Loan, 3.336%, (1 mo. USD LIBOR + 3.25%), 3/5/26		1,906	$1,897,359

Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,317	1,313,961

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		1,045	1,044,178

Radiology Partners, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,197	1,197,352

Radnet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28		1,022	1,021,958

Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	500	579,382

Select Medical Corporation, Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 3/6/25		2,968	2,955,284

Sound Inpatient Physicians, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/27/25		484	482,152

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		199	199,762

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		1,056	1,059,199

Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	577,201

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		2,316	2,264,595

U.S. Anesthesia Partners, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		1,658	1,658,103

Term Loan, 10/1/28(25)		2,025	2,030,344

Verscend Holding Corp., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 8/27/25		2,229	2,235,536

			$76,058,229

Home Furnishings — 1.0%

ACProducts, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		1,771	$1,770,880

Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		1,550	1,553,068

Mattress Firm, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		1,250	1,249,610

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		2,467	2,495,863

Borrower/Description		Principal Amount* (000’s omitted)	Value

Home Furnishings (continued)

Serta Simmons Bedding, LLC: (continued)

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		8,156	$7,771,141

			$14,840,562

Industrial Equipment — 2.6%

AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	750	$854,404

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		1,080	1,082,327

Altra Industrial Motion Corp., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 10/1/25		543	542,944

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		524	521,833

Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		4,284	4,295,329

CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		265	258,713

CPM Holdings, Inc., Term Loan, 3.586%, (1 mo. USD LIBOR + 3.50%), 11/17/25		316	314,877

Delachaux Group S.A.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	369	428,428

Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26		466	466,082

DexKo Global, Inc.:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	316	366,113

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	790	915,288

Term Loan, 4.25%, (1 week USD LIBOR + 3.25%, Floor 1.00%), 7/24/24		910	910,287

Term Loan, 9/22/28(25)		132	131,340

Term Loan, 9/22/28(25)	EUR	309	356,565

Term Loan, 9/22/28(25)	EUR	595	685,666

Term Loan, 9/23/28(25)	EUR	96	110,326

Term Loan, 9/23/28(25)		693	689,535

Dynacast International, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25		1,064	1,069,041

Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		411	423,923

Engineered Machinery Holdings, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/5/28	EUR	1,000	1,158,531

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		1,885	1,885,786

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Filtration Group Corporation:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	1,367	$1,582,575

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		347	347,614

Gardner Denver, Inc., Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), 3/1/27	EUR	1,423	1,626,955

GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		1,452	1,455,820

Granite Holdings US Acquisition Co., Term Loan, 4.132%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,017	1,017,959

Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28		399	398,501

LTI Holdings, Inc.:

Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 9/6/25		3,400	3,358,856

Term Loan, 4.75%, 7/24/26(24)		197	196,793

Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 7/24/26		196	196,490

Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 7/24/26		327	327,168

Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	960	1,111,922

Quimper AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/16/26	EUR	1,875	2,162,554

Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		1,013	983,486

Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		500	499,375

Titan Acquisition Limited, Term Loan, 3.167%, (3 mo. USD LIBOR + 3.00%), 3/28/25		3,064	3,015,994

Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/29/27		1,213	1,216,586

Welbilt, Inc., Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,767	1,765,221

Zephyr German BidCo GmbH, Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/10/28	EUR	1,500	1,733,615

			$40,464,822

Insurance — 2.2%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 5/9/25		464	$461,439

Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,688	2,671,237

AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		3,846	3,825,513

Borrower/Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Andromeda Investissements, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	1,250	$1,437,682

AssuredPartners, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 2/12/27		172	171,066

Asurion, LLC:

Term Loan, 3.209%, (1 mo. USD LIBOR + 3.125%), 11/3/23		1,534	1,527,901

Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,136	3,093,502

Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,105	1,090,347

Term Loan - Second Lien, 5.334%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,350	1,347,750

Financiere CEP S.A.S., Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	750	873,377

Hub International Limited:

Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25		5,031	4,989,077

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25		1,842	1,845,700

NFP Corp., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/15/27		3,139	3,111,962

Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		1,708	1,711,307

Sedgwick Claims Management Services, Inc., Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,240	1,231,510

USI, Inc.:

Term Loan, 3.132%, (3 mo. USD LIBOR + 3.00%), 5/16/24		3,120	3,103,286

Term Loan, 3.382%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,400	1,393,254

			$33,885,910

Leisure Goods / Activities / Movies — 1.6%

AMC Entertainment Holdings, Inc., Term Loan, 3.083%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,828	$1,701,952

Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,550	1,799,744

Carnival Corporation:

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 6/30/25	EUR	995	1,152,958

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		1,284	1,280,541

City Football Group Limited, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		1,375	1,373,281

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

ClubCorp Holdings, Inc., Term Loan, 2.882%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,920	$1,809,600

Crown Finance US, Inc.:

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		1,502	1,226,079

Term Loan, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24		210	226,740

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(27)		263	326,237

Term Loan, 2/28/25(25)		340	280,673

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		1,125	1,124,004

Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	950	1,086,677

Lindblad Expeditions, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		465	439,268

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,859	1,757,072

Match Group, Inc., Term Loan, 1.874%, (3 mo. USD LIBOR + 1.75%), 2/13/27		675	672,750

Playtika Holding Corp., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 3/13/28		2,203	2,205,142

Sandy BidCo B.V., Term Loan, 9/16/28(25)	EUR	1,000	1,161,065

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		900	898,650

Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		198	197,002

Travel Leaders Group, LLC, Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 1/25/24		943	884,945

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		2,856	2,853,933

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,081	1,181,394

			$25,639,707

Lodging and Casinos — 1.1%

Boyd Gaming Corporation, Term Loan, 2.322%, (1 week USD LIBOR + 2.25%), 9/15/23		715	$714,663

Four Seasons Hotels Limited, Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 11/30/23		1,048	1,046,222

Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		4,225	4,208,800

Borrower/Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	1,850	$2,134,778

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28		925	928,238

Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		549	578,799

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		2,549	2,499,425

Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	750	873,287

Stars Group Holdings B.V. (The), Term Loan, 2.382%, (3 mo. USD LIBOR + 2.25%), 7/21/26		2,275	2,270,261

Twin River Worldwide Holdings, Inc., Term Loan, 8/6/28(25)		1,175	1,176,194

			$16,430,667

Nonferrous Metals / Minerals — 0.1%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		485	$495,685

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		333	334,163

Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	1,025	1,179,888

			$2,009,736

Oil and Gas — 1.0%

Ameriforge Group, Inc.:

Term Loan, 12.561%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(24)		101	$53,435

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		798	423,037

Apergy Corporation:

Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		127	126,084

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		211	215,024

Buckeye Partners L.P., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 11/1/26		2,734	2,721,145

Centurion Pipeline Company, LLC:

Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 9/29/25		267	263,426

Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 9/28/25		223	219,405

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		245	$242,091

CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		2,267	2,275,005

Delek US Holdings, Inc.:

Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/31/25		1,365	1,327,304

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		566	570,859

Lealand Finance Company B.V., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 1.084% cash, 3.00% PIK, 6/30/25		219	97,594

Matador Bidco S.a.r.l., Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 10/15/26		1,724	1,729,137

Oryx Midstream Services Permian Basin, LLC, Term Loan, 10/5/28(25)		825	820,875

Prairie ECI Acquiror L.P., Term Loan, 4.834%, (1 mo. USD LIBOR + 4.75%), 3/11/26		554	536,019

PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		770	770,301

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		782	786,697

RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		435	293,925

Sunrise Oil & Gas Properties, LLC:

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		100	98,868

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		107	105,319

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		124	121,673

UGI Energy Services, LLC, Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 8/13/26		1,051	1,055,081

			$14,852,304

Publishing — 0.5%

Adevinta ASA:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	2,000	$2,318,630

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/26/28		299	299,905

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		470	471,435

Borrower/Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)

Ascend Learning, LLC:

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24		1,176	$1,177,287

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		371	372,224

Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	1,000	1,161,607

Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,058	1,059,438

Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23		479	472,330

			$7,332,856

Radio and Television — 1.0%

Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		322	$322,485

Diamond Sports Group, LLC, Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 8/24/26		3,038	1,907,612

Entercom Media Corp., Term Loan, 2.585%, (1 mo. USD LIBOR + 2.50%), 11/18/24		897	886,327

Entravision Communications Corporation, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 11/29/24		834	826,602

Gray Television, Inc.:

Term Loan, 2.336%, (1 mo. USD LIBOR + 2.25%), 2/7/24		278	278,049

Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 1/2/26		637	635,838

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		755	755,566

iHeartCommunications, Inc., Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 5/1/26		444	440,915

Nexstar Broadcasting, Inc.:

Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 1/17/24		113	113,501

Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 9/18/26		453	453,063

Sinclair Television Group, Inc.:

Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 9/30/26		637	627,126

Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 4/1/28		412	408,210

Terrier Media Buyer, Inc., Term Loan, 3.584%, (1 mo. USD LIBOR + 3.50%), 12/17/26		1,842	1,840,664

Univision Communications, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26		6,907	6,905,632

			$16,401,590

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.6%

BJ’s Wholesale Club, Inc., Term Loan, 2.083%, (1 mo. USD LIBOR + 2.00%), 2/3/24	487	$487,514

CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	697	697,806

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	634	588,349

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	536	534,185

Great Outdoors Group, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	2,432	2,446,570

Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	1,390	1,390,527

Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	2,061	2,054,927

PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	1,325	1,329,969

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(14)	108	86,330

Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(14)(21)	17	13,909

		$9,630,086

Steel — 0.1%

Neenah Foundry Company, Term Loan, 10.00%, (1 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	301	$278,812

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	869	863,072

Zekelman Industries, Inc., Term Loan, 2.083%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,116	1,106,390

		$2,248,274

Surface Transport — 0.2%

Hertz Corporation (The):

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/30/28	198	$198,576

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/30/28	1,049	1,051,036

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	2,234	2,235,773

		$3,485,385

Borrower/Description		Principal Amount* (000’s omitted)	Value

Telecommunications — 1.9%

Avaya, Inc., Term Loan, 4.084%, (1 mo. USD LIBOR + 4.00%), 12/15/27		200	$200,499

CenturyLink, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/15/27		7,271	7,199,816

Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		910	904,224

Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24		4,876	4,719,110

eircom Finco S.a.r.l., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 5/15/26	EUR	1,786	2,066,837

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		329	329,636

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		655	599,725

Intelsat Jackson Holdings S.A.:

DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(24)		625	628,125

Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		1,500	1,530,000

IPC Corp., Term Loan, 8.75%, 8/6/21(21)(27)		1,088	1,079,678

Onvoy, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		773	773,557

Plantronics, Inc., Term Loan, 2.585%, (1 mo. USD LIBOR + 2.50%), 7/2/25		1,187	1,161,462

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		1,037	1,038,633

Zayo Group Holdings, Inc.:

Term Loan, 3.084%, (1 mo. USD LIBOR + 3.00%), 3/9/27		2,171	2,154,698

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	985	1,126,998

Ziggo Financing Partnership, Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 4/30/28		4,150	4,121,469

			$29,634,467

Utilities — 0.3%

Calpine Construction Finance Company L.P., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 1/15/25		2,701	$2,674,249

Calpine Corporation, Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 12/16/27		2,017	2,014,297

Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		42	43,127

			$4,731,673

Total Senior Floating-Rate Loans (identified cost $762,729,819)			$758,708,261

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 4.3%
Security		Principal Amount* (000’s omitted)	Value

Argentina — 0.1%

Provincia de Buenos Aires/Government Bonds, 3.90% to 9/1/22, 9/1/37(1)(22)		1,076	$483,329

Republic of Argentina:

1.125% to 7/9/22, 7/9/35(22)		1,711	563,742

2.50% to 7/9/22, 7/9/41(22)		1,692	624,648

Total Argentina			$1,671,719

Bahrain — 0.2%

Kingdom of Bahrain:

6.75%, 9/20/29(17)		1,040	$1,119,217

7.375%, 5/14/30(17)		1,324	1,471,215

Total Bahrain			$2,590,432

Barbados — 0.2%

Government of Barbados, 6.50%, 10/1/29(1)		3,080	$3,110,497

Total Barbados			$3,110,497

Belarus — 0.2%

Republic of Belarus:

5.875%, 2/24/26(17)		440	$413,983

6.875%, 2/28/23(17)		2,615	2,664,502

Total Belarus			$3,078,485

Benin — 0.2%

Benin Government International Bond, 6.875%, 1/19/52(17)	EUR	2,170	$2,599,097

Total Benin			$2,599,097

Brazil — 0.1%

Federative Republic of Brazil:

3.875%, 6/12/30		371	$360,315

4.625%, 1/13/28		1,850	1,948,763

Total Brazil			$2,309,078

Croatia — 0.1%

Croatia Government International Bond, 1.75%, 3/4/41(17)	EUR	1,801	$2,140,460

Total Croatia			$2,140,460

Security		Principal Amount* (000’s omitted)	Value

Dominican Republic — 0.2%

Dominican Republic:

4.50%, 1/30/30(17)		734	$748,687

5.875%, 1/30/60(17)		979	960,409

6.85%, 1/27/45(17)		436	487,779

7.45%, 4/30/44(17)		868	1,037,486

Total Dominican Republic			$3,234,361

Ecuador — 0.1%

Republic of Ecuador:

0.50% to 7/31/22, 7/31/40(17)(22)		2,958	$1,431,001

5.00% to 7/31/22, 7/31/30(17)(22)		459	385,480

Total Ecuador			$1,816,481

Egypt — 0.6%

Arab Republic of Egypt:

8.15%, 11/20/59(17)		4,807	$4,449,691

8.50%, 1/31/47(17)		3,343	3,238,465

8.70%, 3/1/49(17)		1,463	1,424,937

8.875%, 5/29/50(17)		355	352,643

Total Egypt			$9,465,736

El Salvador — 0.1%

Republic of El Salvador, 7.75%, 1/24/23(17)		980	$829,335

Total El Salvador			$829,335

Guatemala — 0.0%(11)

Republic of Guatemala, 4.65%, 10/7/41(3)(17)		760	$740,681

Total Guatemala			$740,681

Ivory Coast — 0.3%

Ivory Coast Government International Bond:

4.875%, 1/30/32(17)	EUR	633	$716,080

5.25%, 3/22/30(17)	EUR	709	854,118

6.625%, 3/22/48(17)	EUR	2,701	3,155,588

6.875%, 10/17/40(17)	EUR	402	498,860

Total Ivory Coast			$5,224,646

Lebanon — 0.0%(11)

Lebanese Republic:

6.25%, 11/4/24(17)(21)		16	$2,702

6.25%, 6/12/25(17)(21)		287	48,491

6.40%, 5/26/23(21)		13	2,190

6.65%, 4/22/24(17)(21)		567	95,578

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Lebanon (continued)

Lebanese Republic: (continued)

6.65%, 11/3/28(17)(21)		207	$34,732

6.75%, 11/29/27(17)(21)		4	676

6.85%, 5/25/29(21)		5	831

7.00%, 3/20/28(17)(21)		466	76,482

7.05%, 11/2/35(17)(21)		86	14,589

7.15%, 11/20/31(17)(21)		451	74,275

8.20%, 5/17/33(21)		156	25,912

8.25%, 5/17/34(21)		129	21,328

Total Lebanon			$397,786

Pakistan — 0.1%

Islamic Republic of Pakistan:

7.375%, 4/8/31(17)		315	$314,987

8.875%, 4/8/51(17)		782	789,234

Total Pakistan			$1,104,221

Paraguay — 0.2%

Republic of Paraguay, 4.95%, 4/28/31(17)		2,507	$2,837,297

Total Paraguay			$2,837,297

Romania — 0.3%

Romania Government International Bond:

2.625%, 12/2/40(17)	EUR	91	$98,429

2.75%, 4/14/41(17)	EUR	474	511,384

3.375%, 1/28/50(17)	EUR	899	1,027,059

3.624%, 5/26/30(17)	EUR	294	383,982

4.625%, 4/3/49(17)	EUR	2,349	3,190,787

Total Romania			$5,211,641

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(17)		1,008	$1,016,185

Total Seychelles			$1,016,185

Suriname — 0.2%

Republic of Suriname, 9.25%, 10/26/26(17)		4,769	$3,279,927

Total Suriname			$3,279,927

Tunisia — 0.0%(11)

Banque Centrale de Tunisie International Bond, 6.75%, 10/31/23(17)	EUR	620	$627,687

Total Tunisia			$627,687

Security	Principal Amount* (000’s omitted)	Value

Turkey — 0.1%

Republic of Turkey:

6.75%, 5/30/40	630	$596,956

7.625%, 4/26/29	500	534,501

Total Turkey		$1,131,457

Ukraine — 0.7%

Ukraine Government International Bond:

1.258%, GDP-Linked, 5/31/40(17)(28)	1,697	$1,856,963

9.75%, 11/1/28(17)	7,659	9,005,031

Total Ukraine		$10,861,994

United Arab Emirates — 0.2%

Finance Department Government of Sharjah, 4.375%, 3/10/51(17)	2,625	$2,480,769

Total United Arab Emirates		$2,480,769

Total Sovereign Government Bonds (identified cost $67,955,799)		$67,759,972

Sovereign Loans — 0.8%
Borrower	Principal Amount (000’s omitted)	Value

Kenya — 0.2%

Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	$3,600	$3,644,392

Total Kenya		$3,644,392

Nigeria — 0.2%

Bank of Industry Limited, Term Loan, 6.116%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(29)	$2,260	$2,274,111

Total Nigeria		$2,274,111

Tanzania — 0.4%

Government of the United Republic of Tanzania:

Term Loan, 5.364%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	$1,021	$1,046,337

Term Loan, 5.456%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	971	990,285

Term Loan, 6.446%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	4,410	4,483,122

Total Tanzania		$6,519,744

Total Sovereign Loans (identified cost $12,250,507)		$12,438,247

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Warrants — 0.1%
Security	Shares	Value

Entertainment — 0.0%(11)

Cineworld Group PLC, Exp. 11/23/25(12)(13)	78,565	$39,369

		$39,369

Health Care — 0.0%(11)

THAIHOT Investment Company US Limited, Exp. 10/13/27(12)(13)(14)	24	$24,192

THAIHOT Investment Company US Limited, Exp. 10/13/27(12)(13)(14)	175	54,337

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(12)(13)(14)	11,110	0

		$78,529

Oil and Gas — 0.1%

QuarterNorth Energy, Inc., Exp. 8/27/28(12)(13)	8,288	$872,312

		$872,312

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(12)(13)(14)	7,886	$0

		$0

Total Warrants (identified cost $0)		$990,210

Miscellaneous — 0.0%(11)
Security	Shares/ Principal Amount	Value

Cable and Satellite Television — 0.0%

ACC Claims Holdings, LLC(13)(14)	2,257,600	$0

		$0

Surface Transport — 0.0%(11)

Hertz Corp. Escrow Certificates(12)	$364,000	$23,660

		$23,660

Total Miscellaneous (identified cost $0)		$23,660

Short-Term Investments — 2.4%

Affiliated Fund — 2.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(30)	36,618,433	$36,618,433

Total Affiliated Fund (identified cost $36,618,433)		$36,618,433

U.S. Treasury Obligations — 0.0%(11)
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/4/21(31)	$265	$264,982

U.S. Treasury Bill, 0.00%, 12/9/21	235	234,990

Total U.S. Treasury Obligations (identified cost $499,969)		$499,972

Total Short-Term Investments (identified cost $37,118,402)		$37,118,405

Total Investments — 154.5% (identified cost $2,420,849,393)		$2,410,552,217

Less Unfunded Loan Commitments — (0.1)%		$(977,478)

Net Investments — 154.4% (identified cost $2,419,871,915)		$2,409,574,739

Other Assets, Less Liabilities — (40.6)%		$(633,075,658)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.8)%		$(216,002,636)

Net Assets Applicable to Common Shares — 100.0%		$1,560,496,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $674,930,831 or 43.3% of the Fund’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(3)	When-issued security. For a variable rate security, interest rate will be determined after September 30, 2021.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2021.

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

(5)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2021.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 10).

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2021.

(10)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	Amount is less than 0.05%.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(15)	Restricted security (see Note 7).

(16)

Shares have not been registered under the Securities Act of 1933, as amended, or any other applicable state securities laws and may only be sold in certain transactions in reliance on an exemption from registration.

(17)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of these securities is $102,277,289 or 6.6% of the Fund’s net assets applicable to common shares.

(18)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(19)	Security converts to variable rate after the indicated fixed-rate coupon period.

(20)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(21)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(22)	Step coupon security. Interest rate represents the rate in effect at September 30, 2021.

(23)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(24)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2021, the total value of unfunded loan commitments is $974,782. See Note 1F for description.

(25)	This Senior Loan will settle after September 30, 2021, at which time the interest rate will be determined.

(26)

The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(27)	Fixed-rate loan.

(28)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(29)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(30)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

(31)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	7,313,996	EUR	6,178,744	12/15/21	$146,255

USD	5,301,163	EUR	4,478,336	12/15/21	106,005

USD	2,650,555	EUR	2,239,146	12/15/21	53,002

USD	2,595,304	EUR	2,192,471	12/15/21	51,897

USD	2,135,084	EUR	1,803,684	12/15/21	42,694

USD	3,530	EUR	2,982	12/15/21	71

					$399,924

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	501,758	EUR	432,375	State Street Bank and Trust Company	10/1/21	$916	$—

USD	34,761	EUR	29,981	State Street Bank and Trust Company	10/1/21	32	—

USD	123,561	EUR	106,818	Bank of America, N.A.	10/4/21	—	(171)

USD	40,521,372	EUR	34,305,944	Standard Chartered Bank	10/4/21	783,084	—

EUR	102,000	USD	119,784	State Street Bank and Trust Company	10/7/21	—	(1,626)

EUR	106,818	USD	123,570	Bank of America, N.A.	10/8/21	171	—

EUR	246,210	USD	291,290	Goldman Sachs International	10/8/21	—	(6,072)

EUR	836,465	USD	979,213	Goldman Sachs International	10/8/21	—	(10,224)

EUR	1,032,000	USD	1,218,572	JPMorgan Chase Bank, N.A.	10/8/21	—	(23,068)

EUR	29,981	USD	34,765	State Street Bank and Trust Company	10/8/21	—	(34)

EUR	432,375	USD	501,822	State Street Bank and Trust Company	10/8/21	—	(945)

EUR	88,909	USD	102,890	State Street Bank and Trust Company	10/29/21	147	—

EUR	52,043	USD	60,355	State Street Bank and Trust Company	10/29/21	—	(42)

EUR	55,515	USD	65,221	State Street Bank and Trust Company	10/29/21	—	(886)

EUR	67,583	USD	80,126	State Street Bank and Trust Company	10/29/21	—	(1,804)

GBP	146,725	USD	203,827	Bank of America, N.A.	10/29/21	—	(6,124)

GBP	7,429	USD	10,247	State Street Bank and Trust Company	10/29/21	—	(237)

GBP	307,793	USD	424,646	State Street Bank and Trust Company	10/29/21	—	(9,913)

USD	570,769	CAD	717,000	State Street Bank and Trust Company	10/29/21	4,709	—

USD	37,017,333	EUR	31,185,937	JPMorgan Chase Bank, N.A.	10/29/21	876,227	—

USD	28,144,114	EUR	23,779,304	State Street Bank and Trust Company	10/29/21	586,490	—

USD	3,811,006	EUR	3,206,127	State Street Bank and Trust Company	10/29/21	95,454	—

USD	3,629,496	EUR	3,066,606	State Street Bank and Trust Company	10/29/21	75,634	—

USD	2,294,754	EUR	1,948,132	State Street Bank and Trust Company	10/29/21	37,081	—

USD	397,154	EUR	334,830	State Street Bank and Trust Company	10/29/21	9,123	—

USD	350,728	EUR	296,526	State Street Bank and Trust Company	10/29/21	7,087	—

USD	242,008	EUR	203,522	State Street Bank and Trust Company	10/29/21	6,148	—

USD	248,416	EUR	209,433	State Street Bank and Trust Company	10/29/21	5,706	—

USD	115,175	EUR	96,822	State Street Bank and Trust Company	10/29/21	2,969	—

USD	210,244	EUR	179,124	State Street Bank and Trust Company	10/29/21	2,659	—

USD	163,595	EUR	139,246	State Street Bank and Trust Company	10/29/21	2,224	—

43	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	60,452	EUR	51,504	State Street Bank and Trust Company	10/29/21	$765	$—

USD	149,511	EUR	128,921	State Street Bank and Trust Company	10/29/21	105	—

USD	5,577,817	GBP	4,009,861	State Street Bank and Trust Company	10/29/21	174,762	—

USD	4,796,619	GBP	3,454,023	State Street Bank and Trust Company	10/29/21	142,524	—

USD	416,077	GBP	299,615	State Street Bank and Trust Company	10/29/21	12,363	—

USD	141,865	GBP	101,985	State Street Bank and Trust Company	10/29/21	4,446	—

USD	39,779,805	EUR	34,305,944	Standard Chartered Bank	11/2/21	19,937	—

USD	44,828,826	EUR	37,919,791	HSBC Bank USA, N.A.	11/30/21	857,109	—

USD	1,184,601	EUR	1,000,000	State Street Bank and Trust Company	11/30/21	25,003	—

USD	751,169	GBP	545,586	State Street Bank and Trust Company	11/30/21	16,026	—

						$3,748,901	$(61,146)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	129	Long	12/21/21	$16,977,609	$(217,766)

Euro-Bund	(35)	Short	12/8/21	(6,884,884)	110,682

Euro-Buxl	(18)	Short	12/8/21	(4,239,700)	135,944

U.S. 5-Year Treasury Note	(10)	Short	12/31/21	(1,227,422)	7,500

U.S. 10-Year Treasury Note	(196)	Short	12/21/21	(25,795,437)	293,751

U.S. Long Treasury Bond	(224)	Short	12/21/21	(35,665,000)	777,330

U.S. Ultra-Long Treasury Bond	(26)	Short	12/21/21	(4,967,625)	177,523

					$1,284,964

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	700	Receives	6-month EURIBOR (pays semi-annually)	(0.47)% (pays annually)	5/4/23	$(54)	$—	$(54)

EUR	246	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	8,613	—	8,613

EUR	165	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	4,951	—	4,951

EUR	1,500	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	106,575	—	106,575

EUR	60	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	5,285	(2)	5,283

USD	2,680	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(12,506)	—	(12,506)

44	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	$(5,459)	$—	$(5,459)

USD	461	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(12,126)	—	(12,126)

USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(19,506)	—	(19,506)

USD	260	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(6,408)	—	(6,408)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(2,939)	—	(2,939)

USD	120	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(346)	—	(346)

USD	452	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	6,776	—	6,776

USD	2,240	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(85,329)	—	(85,329)

USD	5,222	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(295,811)	1,380	(294,431)

USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	12/12/29	(25,989)	—	(25,989)

USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	34,509	—	34,509

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	44,659	—	44,659

USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	26,794	—	26,794

USD	27	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	1,469	—	1,469

USD	375	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	23,099	—	23,099

USD	313	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	18,067	—	18,067

USD	1,280	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(307,981)	(614)	(308,595)

USD	128	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	3,114	—	3,114

USD	148	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	3,974	—	3,974

USD	160	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	6,352	—	6,352

USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	5,462	—	5,462

USD	88	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	2,517	—	2,517

USD	91	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(216)	—	(216)

45	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	19	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	$(568)	$—	$(568)

USD	1,650	Receives	3-month USD-LIBOR (pays quarterly)	0.96% (pays semi-annually)	6/2/50	327,724	—	327,724

Total						$(145,298)	$764	$(144,534)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Indonesia	$3,750	1.00% (pays quarterly)(1)	12/20/26	0.82%	$35,516	$(47,683)	$(12,167)

Turkey	2,400	1.00% (pays quarterly)(1)	6/20/25	4.04	(248,808)	319,626	70,818

Total	$6,150				$(213,292)	$271,943	$58,651

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,150	1.00% (pays quarterly)(1)	6/20/22	5.80%	$(38,829)	$14,838	$(23,991)

Mexico	Citibank, N.A.	3,191	1.00% (pays quarterly)(1)	12/20/31	1.64	(183,442)	145,757	(37,685)

Total		$4,341				$(222,271)	$160,595	$(61,676)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $10,491,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

46	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Abbreviations:

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

SONIA	–	Sterling Overnight Interbank Average

TBA	–	To Be Announced

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

47	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2021

Unaffiliated investments, at value (identified cost, $2,369,675,371)	$2,360,210,956

Affiliated investments, at value (identified cost, $50,196,544)	49,363,783

Cash	2,731,714

Deposits for derivatives collateral —

Financial futures contracts	1,411,495

Centrally cleared derivatives	5,506,532

OTC derivatives	1,480,000

Deposits for forward commitment securities	720,000

Foreign currency, at value (identified cost, $10,897,816)	10,732,411

Interest and dividends receivable	17,091,070

Interest and dividends receivable from affiliated investments	39,048

Receivable for investments sold	73,740,126

Receivable for variation margin on open centrally cleared derivatives	1,349

Receivable for open forward foreign currency exchange contracts	3,748,901

Receivable for closed swap contracts	291

Tax reclaims receivable	1,759

Prepaid upfront fees on notes payable	114,012

Prepaid expenses	11,102

Total assets	$2,526,904,549

Liabilities

Notes payable	$510,000,000

Cash collateral due to brokers	1,480,000

Payable for investments purchased	28,740,548

Payable for when-issued/delayed delivery/forward commitment securities	206,643,325

Payable for variation margin on open financial futures contracts	37,487

Payable for open forward foreign currency exchange contracts	61,146

Payable for open swap contracts	61,676

Payable for closed swap contracts	250

Upfront receipts on open non-centrally cleared swap contracts	160,595

Payable to affiliate:

Investment adviser fee	1,421,698

Accrued expenses	1,798,743

Total liabilities	$750,405,468

Auction preferred shares (8,640 shares outstanding) at liquidation value plus cumulative unpaid dividends	$216,002,636

Net assets applicable to common shares	$1,560,496,445

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 116,147,018 shares issued and outstanding	$1,161,470

Additional paid-in capital	1,742,516,950

Accumulated loss	(183,181,975)

Net assets applicable to common shares	$1,560,496,445

Net Asset Value Per Common Share

($1,560,496,445 ÷ 116,147,018 common shares issued and outstanding)	$13.44

48	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2021

Interest and other income (net of foreign taxes, $166)	$50,905,224

Interest from affiliated investments	328,232

Dividends	1,106,977

Dividends from affiliated investment	21,258

Total investment income	$52,361,691

Expenses

Investment adviser fee	$8,804,807

Trustees’ fees and expenses	54,250

Custodian fee	340,014

Transfer and dividend disbursing agent fees	9,877

Legal and accounting services	225,691

Printing and postage	216,743

Interest expense and fees	4,155,285

Preferred shares service fee	113,612

Miscellaneous	108,338

Total expenses	$14,028,617

Net investment income	$38,333,074

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$5,899,404

Investment transactions — affiliated investments	(6,130)

Financial futures contracts	(2,006,866)

Swap contracts	373,351

Foreign currency transactions	(136,753)

Forward foreign currency exchange contracts	4,330,594

Net realized gain	$8,453,600

Change in unrealized appreciation (depreciation) —

Investments	$9,732,253

Investments — affiliated investments	207,511

Financial futures contracts	(462,688)

Swap contracts	(918,282)

Foreign currency	(1,430,467)

Forward foreign currency exchange contracts	704,031

Net change in unrealized appreciation (depreciation)	$7,832,358

Net realized and unrealized gain	$16,285,958

Distributions to preferred shareholders	$(126,473)

Net increase in net assets from operations	$54,492,559

49	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

From operations —

Net investment income	$38,333,074	$87,784,984

Net realized gain (loss)	8,453,600	(21,448,040)

Net change in unrealized appreciation (depreciation)	7,832,358	284,405,401

Distributions to preferred shareholders	(126,473)	(870,765)

Net increase in net assets from operations	$54,492,559	$349,871,580

Distributions to common shareholders	$(69,688,211)*	$(91,690,091)

Tax return of capital to common shareholders	$—	$(47,686,331)

Net increase (decrease) in net assets	$(15,195,652)	$210,495,158

Net Assets Applicable to Common Shares

At beginning of period	$1,575,692,097	$1,365,196,939

At end of period	$1,560,496,445	$1,575,692,097

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.

50	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended September 30, 2021

Net increase in net assets from operations	$54,492,559

Distributions to preferred shareholders	126,473

Net increase in net assets from operations excluding distributions to preferred shareholders	$54,619,032

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(1,149,618,165)

Investments sold and principal repayments	1,260,302,868

Increase in short-term investments, net	(19,897,011)

Net amortization/accretion of premium (discount)	4,096,369

Amortization of prepaid upfront fees on notes payable	261,122

Decrease in interest and dividends receivable	899,423

Decrease in interest and dividends receivable from affiliated investments	656

Decrease in receivable for variation margin on open financial futures contracts	25,017

Decrease in receivable for variation margin on open centrally cleared derivatives	49,014

Increase in receivable for open forward foreign currency exchange contracts	(674,976)

Increase in receivable for closed swap contracts	(291)

Decrease in tax reclaims receivable	5,936

Decrease in prepaid expenses	13,075

Decrease in cash collateral due to brokers	(1,910,000)

Increase in payable for variation margin on open financial futures contracts	37,487

Decrease in payable for open forward foreign currency exchange contracts	(182,165)

Increase in payable for open swap contracts	36,059

Increase in payable for closed swap contracts	250

Decrease in upfront receipts on open non-centrally cleared swap contracts	(95,370)

Decrease in payable to affiliate for investment adviser fee	(87,741)

Decrease in accrued expenses	(77,612)

Decrease in other liabilities	(38,546,811)

Decrease in unfunded loan commitments	(803,460)

Net change in unrealized (appreciation) depreciation from investments	(9,939,764)

Net realized gain from investments	(5,893,274)

Net cash provided by operating activities	$92,619,668

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(69,688,211)

Cash distributions paid to preferred shareholders	(126,559)

Proceeds from notes payable	215,000,000

Repayments of notes payable	(275,000,000)

Net cash used in financing activities	$(129,814,770)

Net decrease in cash and restricted cash*	$(37,195,102)

Cash and restricted cash at beginning of period (including foreign currency)	$59,777,254

Cash and restricted cash at end of period (including foreign currency)	$22,582,152

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$3,928,056

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(196,078).

51	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

September 30, 2021

Cash	$2,731,714

Deposits for derivatives collateral —

Financial futures contracts	1,411,495

Centrally cleared derivatives	5,506,532

OTC derivatives	1,480,000

Deposits for forward commitment securities	720,000

Foreign currency	10,732,411

Total cash and restricted cash as shown on the Statement of Cash Flows	$22,582,152

52	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019		2018	2017

Net asset value — Beginning of period (Common shares)	$13.570		$11.750	$14.450	$14.740		$15.110	$14.510

Income (Loss) From Operations

Net investment income(1)	$0.330		$0.756	$0.762	$0.826		$0.808	$0.899

Net realized and unrealized gain (loss)	0.141		2.271	(2.390)	(0.267)		(0.168)	0.834

Distributions to preferred shareholders —

From net investment income(1)	(0.001)		(0.007)	(0.055)	(0.066)		(0.043)	(0.018)

Discount on redemption and repurchase of auction preferred shares(1)	—		—	—	0.035		—	—

Total income (loss) from operations	$0.470		$3.020	$(1.683)	$0.528		$0.597	$1.715

Less Distributions to Common Shareholders

From net investment income	$(0.600	)*	$(0.789)	$(0.839)	$(0.818)		$(0.818)	$(0.991)

Tax return of capital	—		(0.411)	(0.178)	—		(0.149)	(0.124)

Total distributions to common shareholders	$(0.600)		$(1.200)	$(1.017)	$(0.818)		$(0.967)	$(1.115)

Net asset value — End of period (Common shares)	$13.440		$13.570	$11.750	$14.450		$14.740	$15.110

Market value — End of period (Common shares)	$13.180		$12.630	$10.570	$12.650		$13.020	$13.830

Total Investment Return on Net Asset Value(2)	3.73	%(3)	27.62%	(11.69)%	4.57	%(4)	4.72%	12.99%

Total Investment Return on Market Value(2)	9.22	%(3)	32.25%	(9.33)%	3.70%		0.99%	13.85%

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.

53	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
Ratios/Supplemental Data			2021		2020	2019	2018	2017

Net assets applicable to common shares, end of period (000’s omitted)	$1,560,496		$1,575,692		$1,365,197	$1,678,459	$1,712,583	$1,755,135

Ratios (as a percentage of average daily net assets applicable to common shares):(5)†

Expenses excluding interest and fees	1.25	%(6)	1.33%		1.29%	1.31%	1.30%	1.32%

Interest and fee expense(7)	0.53	%(6)	0.58%		1.33%	1.43%	1.00%	0.73%

Total expenses	1.78	%(6)	1.91%		2.62%	2.74%	2.30%	2.05%

Net investment income	4.86	%(6)	5.73%		5.33%	5.71%	5.36%	6.01%

Portfolio Turnover	52	%(3)(8)	57	%(8)	49%	34%	43%	45%

Senior Securities:

Total notes payable outstanding (in 000’s)	$510,000		$570,000		$525,000	$595,000	$663,000	$585,000

Asset coverage per $1,000 of notes payable(9)	$4,483		$4,143		$4,012	$4,184	$3,985	$4,456

Total preferred shares outstanding	8,640		8,640		8,640	8,640	10,665	10,665

Asset coverage per preferred share(10)	$78,736		$75,118		$71,062	$76,744	$71,059	$76,524

Involuntary liquidation preference per preferred share(11)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

Approximate market value per preferred share(11)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.31%.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Annualized.

(7)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s Auction Preferred Shares (see Note 2).

(8)	Includes the effect of To-Be-Announced (TBA) transactions.

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 315%, 300%, 284%, 307%, 284% and 306% at September 30, 2021 and March 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017

Expenses excluding interest and fees	0.85%	0.88%	0.86%	0.87%	0.87%	0.87%

Interest and fee expense	0.35%	0.38%	0.89%	0.95%	0.67%	0.49%

Total expenses	1.20%	1.26%	1.75%	1.82%	1.54%	1.36%

Net investment income	3.27%	3.79%	3.57%	3.79%	3.58%	3.99%

54	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

55

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

56

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.

N  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience

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September 30, 2021

Notes to Financial Statements (Unaudited) — continued

greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

O  Interim Financial Statements — The interim financial statements relating to September 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding at September 30, 2021 are as follows:

APS Issued and Outstanding

Series A	1,728

Series B	1,728

Series C	1,728

Series D	1,728

Series E	1,728

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2021, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at September 30, 2021	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.13%	$24,761	0.11%	0.08-0.14

Series B	0.13	25,273	0.12	0.08-0.14

Series C	0.11	25,692	0.12	0.06-0.14

Series D	0.13	25,707	0.12	0.08-0.14

Series E	0.13	25,040	0.12	0.08-0.14

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Eaton Vance

Limited Duration Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2021.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Distributions in any year may include a return of capital component. For the six months ended September 30, 2021, the amount of distributions estimated to be a tax return of capital was approximately $28,990,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At March 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $138,416,954 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2021, $23,984,326 are short-term and $114,432,628 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,428,745,691

Gross unrealized appreciation	$63,846,247

Gross unrealized depreciation	(77,792,115)

Net unrealized depreciation	$(13,945,868)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund, and the amount of any outstanding preferred shares issued by the Fund. Accrued liabilities are expenses incurred in the normal course of operations. For the six months ended September 30, 2021, the Fund’s investment adviser fee amounted to $8,804,807. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended September 30, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$348,476,119	$411,332,036

U.S. Government and Agency Securities	909,522,323	912,798,302

	$1,257,998,442	$1,324,130,338

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Eaton Vance

Limited Duration Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2021 and the year ended March 31, 2021.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended September 30, 2021 and the year ended March 31, 2021.

7  Restricted Securities

At September 30, 2021, the Fund owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,480	$0

Skillsoft Corp.	6/23/21	143,062	1,430,620	1,660,979

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	555,000	0

Total Restricted Securities			$3,356,100	$1,660,979

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2021 is included in the Portfolio of Investments. At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $283,417. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $169,989 at September 30, 2021.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master

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September 30, 2021

Notes to Financial Statements (Unaudited) — continued

Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at September 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2021.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2021 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate		Total

Accumulated loss	$35,516 *	$399,924 *	$2,132,670	*	$2,568,110

Receivable for open forward foreign currency exchange contracts	—	3,748,901	—		3,748,901

Total Asset Derivatives	$35,516	$4,148,825	$2,132,670		$6,317,011

Derivatives not subject to master netting or similar agreements	$35,516	$399,924	$2,132,670		$2,568,110

Total Asset Derivatives subject to master netting or similar agreements	$—	$3,748,901	$—		$3,748,901

Accumulated loss	$(248,808)*	$—	$(993,004	)*	$(1,241,812)

Payable for open forward foreign currency exchange contracts	—	(61,146)	—		(61,146)

Payable/receivable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(222,271)	—	—		(222,271)

Total Liability Derivatives	$(471,079)	$(61,146)	$(993,004)		$(1,525,229)

Derivatives not subject to master netting or similar agreements	$(248,808)	$—	$(993,004)		$(1,241,812)

Total Liability Derivatives subject to master netting or similar agreements	$(222,271)	$(61,146)	$—		$(283,417)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

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September 30, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$171	$(171)	$—	$—	$—	$—

HSBC Bank USA, N.A.	857,109	—	(835,738)	—	21,371	—

JPMorgan Chase Bank, N.A.	876,227	(23,068)	—	(800,000)	53,159	800,000

Standard Chartered Bank	803,021	—	—	(680,000)	123,021	680,000

State Street Bank and Trust Company	1,212,373	(15,487)	(1,182,030)	—	14,856	—

	$3,748,901	$(38,726)	$(2,017,768)	$(1,480,000)	$212,407	$1,480,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(6,295)	$171	$—	$—	$(6,124)	$—

Citibank, N.A.	(183,442)	—	169,989	—	(13,453)	—

Deutsche Bank AG	(38,829)	—	—	—	(38,829)	—

Goldman Sachs International	(16,296)	—	—	—	(16,296)	—

JPMorgan Chase Bank, N.A.	(23,068)	23,068	—	—	—	—

State Street Bank and Trust Company	(15,487)	15,487	—	—	—	—

	$(283,417)	$38,726	$169,989	$—	$(74,702)	$—

Total Deposits for derivatives collateral — OTC derivatives						$1,480,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2021 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(2,006,866)	$(2,006,866)

Swap contracts	276,460	—	96,891	373,351

Forward foreign currency exchange contracts	—	4,330,594	—	4,330,594

Total	$276,460	$4,330,594	$(1,909,975)	$2,697,079

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(462,688)	$(462,688)

Swap contracts	(24,227)	—	(894,055)	(918,282)

Forward foreign currency exchange contracts	—	704,031	—	704,031

Total	$(24,227)	$704,031	$(1,356,743)	$(676,939)

62

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended September 30, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$14,287,000	$81,045,000	$235,446,000	$39,643,000

*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Credit Agreement

The Fund has entered into a Credit Agreement, as amended (the Agreement) with major financial institutions to borrow up to $850 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through December 17, 2021, the Fund pays a facility fee of 0.25% per annum on the borrowing limit. In connection with the renewal of the Agreement on December 18, 2018, the Fund paid an upfront fee of $1,530,000, which is being amortized to interest expense over a period of three years through December 2021. The unamortized balance at September 30, 2021 is approximately $114,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2021, the Fund had borrowings outstanding under the Agreement of $510,000,000 at an interest rate of 0.97%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2021 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2021. Facility fees for the six months ended September 30, 2021 totaled $1,080,209 and are included in interest expense and fees on the Statement of Operations. For the six months ended September 30, 2021, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $551,885,246 and 1.01%, respectively.

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Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Issuers and Funds

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley, the parent company of EVM effective March 1, 2021. At September 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $49,363,783, which represents 3.2% of the Fund’s net assets applicable to common shares. Transactions in affiliated issuers and funds by the Fund for the six months ended September 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust:

Series 2015-C23, Class D, 4.282%, 7/15/50	$1,973,960	$—	$—	$—	$26,044	$2,022,066	$64,652	$2,000,000

Series 2016-C29, Class D, 3.00%, 5/15/49	3,034,696	—	—	—	92,241	3,132,772	59,495	3,577,365

Series 2016-C32, Class D, 3.396%, 12/15/49	1,286,773	—	—	—	39,810	1,329,998	30,583	1,600,000

Morgan Stanley Capital I Trust:

Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,560,201	—	—	—	(25,541)	2,596,166	135,838	4,488,667

Series 2017-CLS, Class A, 0.784%, (1 mo. USD LIBOR + 0.70%), 11/15/34	2,001,683	—	—	—	(1,049)	2,000,634	8,087	2,000,000

Series 2019-BPR, Class C, 3.134%, (1 mo. USD LIBOR + 3.05%), 5/15/36	1,587,708	—	—	—	76,006	1,663,714	29,577	1,845,000

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	16,659,394	707,482,858	(687,517,689)	(6,130)	—	36,618,433	21,258	36,618,433

				$(6,130)	$207,511	$49,363,783	$349,490

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

64

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$112,139,094	$—	$112,139,094

Closed-End Funds	26,700,664	—	—	26,700,664

Collateralized Mortgage Obligations	—	135,239,240	—	135,239,240

Commercial Mortgage-Backed Securities	—	79,625,983	—	79,625,983

U.S. Government Agency Mortgage-Backed Securities	—	386,657,136	—	386,657,136

Common Stocks	1,775,238	5,790,734	3,230,286	10,796,258

Convertible Bonds	—	981,670	—	981,670

Convertible Preferred Stocks	—	2,595,546	0	2,595,546

Corporate Bonds	—	775,770,562	—	775,770,562

Exchange-Traded Funds	577,421	—	—	577,421

Preferred Stocks	2,049,756	380,132	0	2,429,888

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	757,449,664	281,119	757,730,783

Sovereign Government Bonds	—	67,759,972	—	67,759,972

Sovereign Loans	—	12,438,247	—	12,438,247

Warrants	—	911,681	78,529	990,210

Miscellaneous	—	23,660	0	23,660

Short-Term Investments —

Affiliated Fund	—	36,618,433	—	36,618,433

U.S. Treasury Obligations	—	499,972	—	499,972

Total Investments	$31,103,079	$2,374,881,726	$3,589,934	$2,409,574,739

Forward Foreign Currency Exchange Contracts	$—	$4,148,825	$—	$4,148,825

Futures Contracts	1,502,730	—	—	1,502,730

Swap Contracts	—	665,456	—	665,456

Total	$32,605,809	$2,379,696,007	$3,589,934	$2,415,891,750

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(61,146)	$—	$(61,146)

Futures Contracts	(217,766)	—	—	(217,766)

Swap Contracts	—	(1,246,317)	—	(1,246,317)

Total	$(217,766)	$(1,307,463)	$—	$(1,525,229)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2021 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies or entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

65

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

LIBOR Transition Risk

Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

13  Additional Information

On August 27, 2020, the Fund’s Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Fund in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Fund and certain of its affiliates, the Fund’s adviser, and the Board, following the recent implementation by the Fund of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions. With respect to the Fund, Saba seeks rescission of these bylaw provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba’s claims.

66

Eaton Vance

Limited Duration Income Fund

September 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

67

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

68

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

69

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

70

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7731    9.30.21

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2021